Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Airlines, Inc. 5.918% (TSFR3M + 2.250%) due 04/20/2028 ~		$2,193	$2,177
Quikrete Holdings, Inc. 5.918% (TSFR1M + 2.250%) due 02/10/2032 ~		1,188	1,187
SkyMiles IP Ltd. 5.168% (TSFR3M + 1.500%) due 10/20/2028 ~		330	333

Total Loan Participations and Assignments (Cost $3,699)			3,697

CORPORATE BONDS & NOTES 38.4%
BANKING & FINANCE 26.0%
Aircastle Ltd. 5.950% due 02/15/2029		1,600	1,644
Ally Financial, Inc. 6.184% due 07/26/2035 •		1,600	1,606
American Assets Trust LP
3.375% due 02/01/2031		4,000	3,608
6.150% due 10/01/2034		4,550	4,515
Antares Holdings LP 6.500% due 02/08/2029		2,000	2,003
ARES Capital Corp. 2.875% due 06/15/2028		3,300	3,117
ARES Finance Co. II LLC 3.250% due 06/15/2030		4,950	4,641
Athene Global Funding
5.380% due 01/07/2030		3,000	3,007
5.526% due 07/11/2031		5,000	5,005
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,277
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,696	2,605
4.850% due 04/01/2033		5,500	5,272
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		5,000	5,198
Banco Santander SA
5.538% due 03/14/2030 •		10,000	10,242
6.033% due 01/17/2035		2,000	2,092
Bank of America Corp.
5.468% due 01/23/2035 •		25,300	25,834
5.511% due 01/24/2036 •		15,000	15,302
Barclays PLC
2.894% due 11/24/2032 •		6,900	6,168
6.692% due 09/13/2034 •		4,100	4,438
BGC Group, Inc. 6.600% due 06/10/2029		3,750	3,871
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,693
4.500% due 02/25/2030 •(e)		900	817
4.625% due 02/25/2031 •(e)(f)		1,900	1,693
Brookfield Finance, Inc. 6.350% due 01/05/2034		2,500	2,651
CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,126
6.840% due 09/13/2034 •		5,000	5,448
Cantor Fitzgerald LP 7.200% due 12/12/2028		8,700	9,042
Capital One Financial Corp. 7.964% due 11/02/2034 •		3,000	3,443
CI Financial Corp.
3.200% due 12/17/2030		3,200	2,849
4.625% due 12/12/2031	EUR	1,500	1,737
Citadel Finance LLC 5.900% due 02/10/2030		$3,000	3,016
Citadel LP 6.375% due 01/23/2032		3,000	3,111
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		2,500	2,541
Citigroup, Inc. 3.785% due 03/17/2033 •		2,000	1,877
Cooperatieve Rabobank UA 5.710% due 01/21/2033 •		3,500	3,638

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Corebridge Global Funding 4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~		7,600	7,589
Credit Agricole SA 5.862% due 01/09/2036 •		3,000	3,092
Credit Suisse AG AT1 Claim		10,000	3,500
Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,965
5.200% due 09/01/2034		6,000	5,935
Deloitte LLP
5.690% due 01/30/2037 «(h)		700	693
5.790% due 01/30/2040 «(h)		1,200	1,178
Deutsche Bank AG
3.729% due 01/14/2032 •		1,200	1,116
6.819% due 11/20/2029 •		6,000	6,301
Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	218
5.750% due 05/20/2035		$4,000	4,102
6.500% due 05/20/2055		2,100	2,157
First American Financial Corp. 4.000% due 05/15/2030		3,850	3,675
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	397
4.950% due 05/28/2027		5,000	5,000
6.125% due 03/08/2034		4,150	4,112
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		4,700	4,628
GA Global Funding Trust 5.900% due 01/13/2035		4,900	4,866
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	1,052
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,278	3,148
5.300% due 01/15/2029		3,150	3,187
6.250% due 09/15/2054		2,500	2,428
Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		15,000	15,254
5.851% due 04/25/2035 •		19,700	20,449
Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,876
6.000% due 07/15/2029		1,000	997
Golub Capital Private Credit Fund 5.875% due 05/01/2030		1,500	1,473
Host Hotels & Resorts LP 5.500% due 04/15/2035		7,650	7,594
HSBC Holdings PLC 5.875% due 09/28/2026 •(e)(f)	GBP	11,800	15,589
Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	81
3.950% due 11/01/2027		100	94
4.650% due 04/01/2029		400	342
5.950% due 02/15/2028		200	190
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		5,000	5,080
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,051
5.350% due 06/01/2034 •		17,000	17,353
5.766% due 04/22/2035 •		4,900	5,105
KBC Group NV 6.324% due 09/21/2034 •		3,000	3,211
Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,736
4.750% due 12/15/2028		400	397
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,505
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,252
Maple Grove Funding Trust I 4.161% due 08/15/2051		8,000	5,800
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,005
Morgan Stanley
0.000% due 04/02/2032 þ(h)		7,000	5,216
5.320% due 07/19/2035 •		2,500	2,510
5.587% due 01/18/2036 •		10,000	10,199
5.831% due 04/19/2035 •		14,300	14,851
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,807
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~		200	198
NMI Holdings, Inc. 6.000% due 08/15/2029		6,000	6,141
Nordea Bank Abp 3.750% due 03/01/2029 •(e)(f)		5,850	5,429
Prologis LP 4.200% due 02/15/2033	CAD	3,000	2,150
Sammons Financial Group, Inc.
3.350% due 04/16/2031		$3,000	2,756

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

6.875% due 04/15/2034		5,800	6,150
Sixth Street Lending Partners 5.750% due 01/15/2030		3,100	3,055
SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		12,500	12,212
5.450% due 05/03/2028		3,600	3,651
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035		1,700	1,676
Synchrony Financial 3.950% due 12/01/2027		1,100	1,087
Tesco Property Finance 3 PLC 5.744% due 04/13/2040	GBP	553	718
Tesco Property Finance 4 PLC 5.801% due 10/13/2040		6,142	7,967
Tesco Property Finance 6 PLC 5.411% due 07/13/2044		169	211
UBS Group AG 6.301% due 09/22/2034 •		$10,326	10,982
Ventas Realty LP 5.000% due 01/15/2035		3,000	2,949
VICI Properties LP 5.750% due 04/01/2034		3,000	3,029
Wells Fargo & Co.
3.350% due 03/02/2033 •		8,000	7,348
5.211% due 12/03/2035 •		20,000	19,920
5.499% due 01/23/2035 •(i)		15,400	15,681

			507,793

INDUSTRIALS 8.9%
Adventist Health System 4.742% due 12/01/2030		1,000	991
Air Canada Pass-Through Trust 3.750% due 06/15/2029		1,626	1,607
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,934	1,936
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,578	1,539
3.375% due 11/01/2028		4,066	4,017
3.575% due 07/15/2029		1,480	1,461
3.650% due 02/15/2029		1,986	1,934
3.700% due 04/01/2028		1,822	1,816
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		342	342
5.750% due 04/20/2029		1,700	1,692
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		6,900	6,832
Bayer U.S. Finance LLC 6.875% due 11/21/2053		3,500	3,691
Beignet Investor LLC 6.581% due 05/30/2049		11,800	12,141
Boeing Co.
6.298% due 05/01/2029		2,000	2,100
6.528% due 05/01/2034		1,900	2,070
6.858% due 05/01/2054		8,200	9,032
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,105	1,995
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125% due 07/01/2049		2,000	1,537
Conagra Brands, Inc. 5.750% due 08/01/2035 (i)		3,100	3,109
DR Horton, Inc. 5.000% due 10/15/2034		5,500	5,430
Elevance Health, Inc. 5.200% due 02/15/2035		3,000	2,996
Energy Transfer LP
5.600% due 09/01/2034		4,100	4,180
5.700% due 04/01/2035		4,000	4,110
6.200% due 04/01/2055		4,000	3,890
Eni SpA 5.500% due 05/15/2034		1,600	1,640
Fidelity National Information Services, Inc. 4.450% due 03/10/2028		6,000	5,985
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,925
Greensaif Pipelines Bidco SARL 6.103% due 08/23/2042		$4,500	4,483
HCA, Inc. 5.450% due 09/15/2034		2,750	2,777
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	3,906
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	3,913
Las Vegas Sands Corp. 3.500% due 08/18/2026		4,750	4,735

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

MSCI, Inc.
3.250% due 08/15/2033	300	261
3.625% due 09/01/2030	200	189
NetApp, Inc. 5.700% due 03/17/2035	3,400	3,465
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,700	2,628
4.810% due 09/17/2030	700	636
Oracle Corp. 5.500% due 08/03/2035	7,500	7,164
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,600	1,624
6.750% due 03/01/2033	500	508
Smith & Nephew PLC 5.400% due 03/20/2034	4,000	4,059
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	327	321
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	3,800	3,562
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,657	3,369
2.875% due 04/07/2030	1,265	1,221
3.450% due 01/07/2030	1,241	1,207
4.000% due 10/11/2027	751	750
5.875% due 04/15/2029	3,940	4,008
United Airlines, Inc. 4.625% due 04/15/2029	1,000	982
UnitedHealth Group, Inc. 5.150% due 07/15/2034	5,000	5,044
Vale Overseas Ltd. 6.400% due 06/28/2054	2,000	2,027
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031	4,800	4,455
Venture Global LNG, Inc. 7.000% due 01/15/2030	6,800	6,947
Viper Energy Partners LLC 5.700% due 08/01/2035	1,200	1,210
Vmed O2 U.K. Financing I PLC 4.750% due 07/15/2031	6,000	5,169
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030	1,300	1,241
Woodside Finance Ltd. 5.700% due 05/19/2032	1,400	1,452

		174,311

UTILITIES 3.5%
AES Corp. 5.800% due 03/15/2032	6,250	6,288
Black Hills Corp. 6.000% due 01/15/2035	3,000	3,116
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,500	2,472
Dominion Energy, Inc. 3.300% due 04/15/2041	2,500	1,856
E.ON International Finance BV 6.650% due 04/30/2038	1,300	1,423
Edison International 5.750% due 06/15/2027	1,050	1,058
Electricite de France SA 6.000% due 04/22/2064	5,500	5,241
NiSource, Inc. 1.700% due 02/15/2031	8,200	7,130
ONEOK, Inc.
4.750% due 10/15/2031	4,600	4,552
5.050% due 11/01/2034	4,700	4,573
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,743
3.750% due 07/01/2028	1,800	1,769
3.950% due 12/01/2047	2,400	1,749
4.300% due 03/15/2045	700	547
4.500% due 07/01/2040	1,800	1,537
4.550% due 07/01/2030	3,400	3,355
5.250% due 03/01/2052	2,000	1,704
6.700% due 04/01/2053	5,000	5,181
PacifiCorp 4.150% due 02/15/2050	1,800	1,316
Puget Energy, Inc. 5.725% due 03/15/2035	2,500	2,521
Southern California Edison Co.
4.000% due 04/01/2047	3,700	2,752
4.650% due 10/01/2043	200	168

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Toledo Edison Co. 2.650% due 05/01/2028	4,584	4,355

		67,406

Total Corporate Bonds & Notes (Cost $756,097)		749,510

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,200	952
3.850% due 06/01/2050	2,815	2,574
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029	2,515	2,376

		5,902

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	782	841

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	5,930	5,821

Total Municipal Bonds & Notes (Cost $12,638)		12,564

U.S. GOVERNMENT AGENCIES 47.2%
Federal Home Loan Mortgage Corp.
4.000% due 09/01/2048	195	187
4.500% due 06/01/2053 - 10/01/2053	7,788	7,542
5.000% due 07/01/2053 - 01/01/2054	68,023	67,347
5.500% due 10/01/2053 - 01/01/2056	19,668	20,070
6.500% due 01/01/2038	11	11
Federal National Mortgage Association
4.500% due 08/01/2039 - 07/01/2053	18,726	18,149
5.000% due 11/01/2053	17,759	17,597
5.500% due 11/01/2053 - 12/01/2055	10,950	11,150
6.500% due 02/01/2054	7,375	7,650
Government National Mortgage Association, TBA
2.500% due 05/01/2056	77,400	66,558
6.000% due 04/01/2056 - 05/01/2056	102,000	103,624
Uniform Mortgage-Backed Security, TBA
4.500% due 05/01/2056 - 06/01/2056	106,384	102,569
5.000% due 05/01/2056	76,700	75,555
5.500% due 05/01/2056 - 06/01/2056	168,400	168,873
6.000% due 06/01/2056 - 07/01/2056	201,000	204,566
6.500% due 05/01/2056	47,000	48,587

Total U.S. Government Agencies (Cost $920,203)		920,035

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Bonds
4.625% due 02/15/2046 (i)	48,000	46,279
4.625% due 02/15/2055 (m)	30,000	28,620
4.750% due 08/15/2055	46,900	45,713
U.S. Treasury Inflation Protected Securities (d)
0.500% due 01/15/2028 (k)	65,922	65,429
1.750% due 01/15/2034	128,121	127,629
2.125% due 01/15/2035	99,237	100,945

Total U.S. Treasury Obligations (Cost $412,183)		414,615

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~	1,698	1,442
Atrium Hotel Portfolio Trust 4.900% due 12/15/2036 •	1,486	1,468
Banc of America Funding Trust 4.751% due 01/20/2047 ~	14	12
Bank 5.000% due 12/25/2067	5,000	4,968
Bank5
5.769% due 06/15/2057	2,835	2,925
5.788% due 06/15/2057	5,700	5,874
Bear Stearns ALT-A Trust 4.375% due 02/25/2036 ~	208	145
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	6	5
5.599% due 10/25/2033 ~	4	4
Benchmark Mortgage Trust 6.363% due 07/15/2056 ~	6,500	6,726
BMO Mortgage Trust
5.462% due 02/15/2057	3,500	3,562

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

5.857% due 02/15/2057		15,350	15,859
BSST Mortgage Trust 4.973% due 02/15/2037 •		300	266
BX Commercial Mortgage Trust
4.663% due 01/17/2039 •		4,920	4,920
4.708% due 12/15/2038 •		3,133	3,132
CHL Mortgage Pass-Through Trust 4.433% due 03/25/2035 •		38	35
Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •		16	17
6.190% due 09/25/2035 •		6	6
COMM Mortgage Trust 5.087% due 12/15/2038 •		7,974	7,903
Countrywide Alternative Loan Trust
4.193% due 05/25/2036 •		22	20
6.000% due 08/25/2034		1,585	1,581
DC Commercial Mortgage Trust 6.314% due 09/12/2040		1,100	1,122
DSLA Mortgage Loan Trust
4.311% due 08/19/2045 •		252	228
4.909% due 07/19/2044 ~		137	131
Eurosail-U.K. PLC 4.815% due 06/13/2045 •	GBP	242	321
GreenPoint MTA Trust 4.253% due 06/25/2045 •		$546	437
GS Mortgage Securities Corp. Trust 4.920% due 07/15/2035 •		1,298	857
GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		27	26
5.270% due 03/25/2033 •		2	2
5.986% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.171% due 01/19/2038 •		56	50
4.470% due 06/20/2035 •		92	87
HomeBanc Mortgage Trust 4.313% due 01/25/2036 •		97	95
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •		939	930
5.137% due 12/15/2036 •		100	46
JP Morgan Mortgage Trust
5.132% due 02/25/2035 ~		3	3
5.681% due 11/25/2033 ~		3	3
5.818% due 07/25/2035 ~		43	43
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ		2,006	2,008
LUX 6.363% due 08/15/2040 •		4,500	4,528
MFA Trust
1.381% due 04/25/2065 ~		359	353
1.947% due 04/25/2065 ~		365	359
Morgan Stanley Capital I Trust 2.428% due 04/05/2042 ~		5,000	4,432
Morgan Stanley Mortgage Loan Trust 4.804% due 08/25/2034 ~		101	97
Morgan Stanley Residential Mortgage Loan Trust
5.016% due 09/25/2070 ~		1,399	1,397
5.021% due 11/25/2070 þ		2,847	2,842
5.044% due 07/25/2069 ~		3,041	3,034
Natixis Commercial Mortgage Securities Trust 4.887% due 08/15/2038 •		1,114	1,094
OBX Trust
4.940% due 09/25/2062 þ		4,799	4,770
6.567% due 06/25/2063 þ		1,238	1,239
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	54,300	37,464
PRPM LLC 4.500% due 06/25/2065 þ		$3,540	3,467
RALI Trust 4.213% due 04/25/2046 •		700	171
SMRT Commercial Mortgage Trust 4.673% due 01/15/2039 •		2,900	2,899
Structured Adjustable Rate Mortgage Loan Trust 5.939% due 02/25/2034 ~		7	6
Structured Asset Mortgage Investments II Trust 4.413% due 09/25/2045 •		120	114
Towd Point Mortgage Trust
4.103% due 01/25/2066 ~		2,055	2,029
4.793% due 10/25/2059 •		1,543	1,544
Verus Securitization Trust
4.858% due 12/25/2070 þ		4,105	4,093
6.665% due 09/25/2068 þ		4,558	4,580
WaMu Mortgage Pass-Through Certificates Trust
4.413% due 01/25/2045 •		12	12
4.533% due 11/25/2034 •		221	217
4.859% due 02/25/2046 •		205	191

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Warwick Finance Residential Mortgages Number Three PLC 4.695% due 12/21/2049 ~•	GBP	252	333
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039		$2,556	2,469
Wells Fargo Mortgage-Backed Securities Trust 6.180% due 10/25/2037 ~		1,014	1,002

Total Non-Agency Mortgage-Backed Securities (Cost $150,870)			151,996

ASSET-BACKED SECURITIES 12.8%
AUTOMOBILE ABS OTHER 0.2%
Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		2,300	2,323
6.400% due 03/17/2031		2,300	2,364

			4,687

AUTOMOBILE SEQUENTIAL 1.3%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,500	7,787
Octane Receivables Trust 6.440% due 03/20/2029		378	379
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028		270	270
Upgrade Auto Receivables Trust
4.590% due 10/15/2031		8,067	8,001
4.600% due 01/15/2031		8,500	8,486

			24,923

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 5.137% due 11/15/2036 •		2,319	2,325
FS Rialto Issuer LLC 0.000% due 01/19/2044 •		3,800	3,800
LRECS LLC 5.177% due 08/19/2043 •		7,600	7,587
Starwood Ltd. 4.994% due 04/18/2038 •		809	809

			14,521

HOME EQUITY OTHER 1.0%
ACE Securities Corp. Home Equity Loan Trust 4.573% due 04/25/2034 •		175	166
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.708% due 01/25/2035 •		557	583
4.813% due 01/25/2035 •		1,269	1,256
Centex Home Equity Loan Trust 4.753% due 10/25/2035 •		1,451	1,451
GSAMP Trust 4.573% due 07/25/2045 •		70	73
Merrill Lynch Mortgage Investors Trust 4.033% due 02/25/2037 •		130	36
Morgan Stanley ABS Capital I, Inc. Trust 5.043% due 07/25/2037 •		7,000	6,260
RCKT Mortgage Trust
5.582% due 12/25/2044 þ		1,721	1,729
6.808% due 09/25/2043 ~		394	396
Residential Asset Securities Corporation Trust
4.513% due 01/25/2036 •		870	866
4.753% due 08/25/2035 •		1,206	1,202
Securitized Asset-Backed Receivables LLC Trust 4.573% due 02/25/2034 •		4,174	4,425
Structured Asset Investment Loan Trust 4.498% due 03/25/2034 •		864	925

			19,368

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.513% due 04/25/2037 •		83	22

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 6.530% due 02/01/2031 ~		461	415

OTHER ABS 9.5%
AASET MT-1 Ltd. 5.522% due 02/16/2050		4,732	4,730
AASET Trust 2.798% due 01/15/2047		4,126	3,904

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Anchorage Capital CLO 28 Ltd. 4.829% due 04/20/2037 •		3,900	3,891
Birch Grove CLO Ltd. 5.258% due 07/17/2037 •		6,200	6,216
BlueMountain EUR CLO DAC 2.846% due 04/15/2034 •	EUR	5,998	6,923
BlueMountain Fuji EUR CLO V DAC 2.926% due 01/15/2033 •		4,354	5,037
BNPP AM Euro CLO DAC 2.616% due 04/15/2031 •		1,548	1,792
Cairn CLO VII DAC 2.696% due 01/31/2030 •		2,493	2,886
Capital Four CLO IV DAC 3.635% due 04/15/2038 •		1,000	1,157
Capital Four U.S. CLO I Ltd. 4.805% due 01/18/2035 •		$1,300	1,298
CARS-DB7 LP 5.750% due 09/15/2053		6,545	6,574
Castlelake Aircraft Structured Trust 5.087% due 11/15/2050		10,711	10,591
DataBank Issuer II LLC 5.180% due 09/27/2055		3,000	2,916
Domino's Pizza Master Issuer LLC 5.217% due 07/25/2055		11,500	11,468
ECAF I Ltd.
3.473% due 06/15/2040		41	37
4.947% due 06/15/2040		120	112
ECMC Group Student Loan Trust 4.526% due 02/27/2068 •		3,518	3,501
Fortress Credit BSL XX Ltd. 4.911% due 01/23/2037 •		1,400	1,401
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		4,125	4,129
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	3,100	3,581
Hayfin Emerald CLO VI DAC 3.266% due 10/15/2038 •		2,500	2,888
Home Partners of America Trust 2.200% due 01/17/2041		$2,133	2,005
MACH 1 Cayman Ltd. 3.474% due 10/15/2039		366	363
Man GLG Euro CLO V DAC 2.840% due 12/15/2031 •	EUR	157	182
METAL LLC 4.581% due 10/15/2042		$1,409	986
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		3,300	3,304
Navesink CLO 2 Ltd. 4.862% due 01/15/2036 •		1,600	1,600
Navient Private Education Refi Loan Trust 2.600% due 08/15/2068		1,256	1,215
Nelnet Student Loan Trust
4.650% due 08/20/2054		9,280	9,173
5.023% due 06/22/2065 •		2,529	2,550
OCP Euro CLO DAC 3.256% due 10/20/2039 •	EUR	6,300	7,279
Pagaya AI Debt Trust 5.373% due 01/17/2033		$595	597
Progress Residential Trust 2.393% due 12/17/2040		1,723	1,632
Providus CLO V DAC 3.214% due 11/15/2039 •	EUR	2,800	3,234
QTS Issuer ABS II LLC 5.044% due 10/05/2055		$2,500	2,453
Slam Ltd. 5.807% due 05/15/2050		6,841	6,932
SMB Private Education Loan Trust 5.472% due 10/16/2056 •		1,317	1,345
Stonepeak ABS 2.301% due 02/28/2033		493	482
Switch ABS Issuer LLC 5.121% due 10/25/2055		14,800	14,480
Symphony CLO 52 Ltd. 4.815% due 01/20/2036 •		2,700	2,700
Symphony CLO XXIX Ltd. 4.822% due 10/15/2035 •		18,800	18,776
Symphony CLO XXXII Ltd. 4.821% due 10/23/2035		6,600	6,601
Tikehau CLO V DAC 3.216% due 10/15/2038 •	EUR	2,750	3,178
Toro European CLO 6 DAC 2.951% due 01/12/2032 •		1,591	1,840
VB-S1 Issuer LLC
3.706% due 02/15/2057		$2,000	1,835
4.693% due 03/15/2056		4,200	4,132

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Wave LLC 3.597% due 09/15/2044		1,005	986

			184,892

Total Asset-Backed Securities (Cost $250,385)			248,828

SOVEREIGN ISSUES 6.0%
Canada Government Bonds 3.250% due 12/01/2034	CAD	12,200	8,680
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$23,100	23,250
Mexico Government International Bonds
6.875% due 05/13/2037		4,000	4,200
7.375% due 05/13/2055		1,700	1,790
Peru Government International Bonds
5.400% due 08/12/2034	PEN	14,900	4,068
6.150% due 08/12/2032		23,000	6,912
6.850% due 08/12/2035		98,600	28,932
Province of Quebec
3.600% due 09/01/2033	CAD	600	429
4.450% due 09/01/2034		5,500	4,130
Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	606,300	35,214

Total Sovereign Issues (Cost $112,097)			117,605

		SHARES
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Capital Farm Credit ACA 8.393% due 06/15/2026 •(e)		4,700,000	4,687
CoBank ACB
4.250% due 01/01/2027 •(e)		2,000,000	1,968
6.450% due 10/01/2027 •(e)		5,500,000	5,544
Compeer Financial ACA 7.875% due 02/15/2031 •(e)		9,000,000	9,222
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(e)		2,700,000	2,823
MetLife Capital Trust IV 7.875% due 12/15/2067		600,000	649

Total Preferred Securities (Cost $24,571)			24,893

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.740% (g)		2,459,595	2,460

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
4.311% due 04/21/2026 - 05/26/2026 (b)(c)(m)		$658	656

Total Short-Term Instruments (Cost $3,115)			3,116

Total Investments in Securities (Cost $2,645,858)			2,646,859

		SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III		13,977,817	136,130

Total Short-Term Instruments (Cost $136,136)			136,130

Total Investments in Affiliates (Cost $136,136)			136,130

Total Investments 142.7% (Cost $2,781,994)			$2,782,989
Financial Derivative Instruments (j)(l) 0.3%(Cost or Premiums, net $(653))			5,903
Other Assets and Liabilities, net (43.0)%			(838,289)

Net Assets 100.0%			$1,950,603

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deloitte LLP	5.690	01/30/2037	10/30/2024	700	693	0.04
Deloitte LLP	5.790	01/30/2040	10/30/2024	1,200	1,178	0.06
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,328	5,216	0.27

$8,228	$7,087	0.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	3.250%	03/20/2026	05/01/2026	$(2,993)	$(2,996)
3.550	12/12/2025	TBD(2)	(9,116)	(9,215)
DEU	3.650	03/31/2026	04/07/2026	(4,376)	(4,377)
JPS	1.250	03/26/2026	04/01/2026	(9,312)	(9,314)
1.490	03/27/2026	04/02/2026	(3,168)	(3,169)
3.660	04/01/2026	04/07/2026	(6,588)	(6,587)

Total Reverse Repurchase Agreements	$(35,658)

(i)	Securities with an aggregate market value of $29,340 and cash of $100 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(22,374) at a weighted average interest rate of 2.946%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2026	868	$74,882	$(1,281)	$299	$0
Long Guilt June Futures	06/2026	350	40,670	(2,175)	306	0
U.S. Treasury 2-Year Note June Futures	06/2026	856	177,573	(1,321)	67	0
U.S. Treasury 10-Year Note June Futures	06/2026	897	99,609	(1,739)	210	0

$(6,516)	$882	$0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	3,828	$(434,538)	$9,686	$0	$(1,136)
U.S. Treasury Long-Term Bond June Futures	06/2026	42	(4,783)	130	0	(16)

$9,816	$0	$(1,152)

Total Futures Contracts	$3,300	$882	$(1,152)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CREDIT AGRICOLE SA/LONDON BRA SNR SE ICE	1.000%	Quarterly	12/20/2035	%	EUR	6,700	$0	$(94)	$(94)	$5	$0
Deutsche Bank	1.000	Quarterly	12/20/2032	1.263	4,400	(59)	(19)	(78)	5	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.160	100	7	0	7	0	(1)

$(52)	$(113)	$(165)	$10	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.264%	Annual	06/30/2031	$58,500	$0	$1,388	$1,388	$0	$(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031	194,300	0	4,586	4,586	0	(206)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	10,000	(55)	127	72	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	5,700	(20)	106	86	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	5,700	(21)	132	111	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	5,700	(21)	128	107	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	5,700	(21)	113	92	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	4,000	(16)	78	62	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	5,700	(21)	93	72	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	5,700	(22)	151	129	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	5,700	(21)	145	124	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	2,850	(14)	141	127	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	5,100	(23)	247	224	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	10,100	(44)	457	413	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	11,500	38	9	47	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	90,700	40	(1,428)	(1,388)	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	36,000	72	481	553	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	35,900	(32)	414	382	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	61,348	157	423	580	0	(54)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	76,900	(577)	(1,284)	(1,861)	0	(138)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	400	0	3	3	0	(1)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	300	0	2	2	0	(1)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	4,000	0	72	72	0	(7)

$(601)	$6,584	$5,983	$0	$(699)

Total Swap Agreements	$(653)	$6,471	$5,818	$10	$(700)

(k)	Securities with an aggregate market value of $43,506 and cash of $3,136 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	44,340	$32,370	$494	$0
04/2026	SGD	22	17	0	0
BOA	04/2026	BRL	12,225	2,341	0	(19)
04/2026	CNH	6,828	990	0	(2)
04/2026	INR	160,005	1,704	17	0
04/2026	KRW	1,041,169	709	29	0
04/2026	PLN	3,542	957	3	0
04/2026	$2,342	BRL	12,225	18	0
04/2026	1,704	INR	160,291	0	(17)
04/2026	308	MXN	5,674	9	0
04/2026	3,159	PLN	11,664	0	(17)
06/2026	ILS	18,851	$6,070	61	0
06/2026	MXN	34,958	1,950	12	0
06/2026	$906	BRL	4,806	10	0
07/2026	PEN	11,700	$3,463	119	0
BPS	04/2026	AUD	2,378	1,696	55	0
04/2026	BRL	27,063	5,185	0	(39)
04/2026	CNH	2,277	331	0	0
04/2026	ILS	6,677	2,162	38	0
04/2026	KRW	1,559,741	1,041	22	0
04/2026	THB	158,957	4,913	91	(3)
04/2026	$1,656	AUD	2,378	0	(15)
04/2026	5,220	BRL	27,063	5	0
04/2026	8,878	IDR	150,230,126	0	(42)
04/2026	1,593	ILS	5,046	12	0
04/2026	7,040	INR	651,925	0	(172)
04/2026	1,427	JPY	227,600	7	0
04/2026	711	KRW	1,062,291	0	(17)
04/2026	2,530	PLN	9,123	0	(72)
04/2026	78	SGD	101	0	0
04/2026	1	THB	31	0	0
04/2026	6,058	TWD	193,665	9	(1)
04/2026	ZAR	15,223	$899	0	0
05/2026	ILS	5,041	1,593	0	(12)
05/2026	INR	525,925	5,558	31	0
05/2026	SGD	100	78	0	0
05/2026	TWD	120,837	3,750	0	(38)
05/2026	$2,170	BRL	11,391	16	0
05/2026	2,787	IDR	47,436,141	3	0
05/2026	552	THB	18,121	0	(1)
06/2026	IDR	38,867,724	$2,310	26	0
06/2026	$845	IDR	14,235,169	0	(8)
06/2026	2,268	MXN	39,490	0	(79)
BRC	04/2026	CAD	62	$45	0	0
04/2026	GBP	13,358	18,066	386	0
04/2026	TRY	502,811	10,959	0	(128)
04/2026	$156	PLN	561	0	(5)
04/2026	1,811	SEK	16,435	0	(75)
04/2026	24,951	TRY	1,142,099	161	0
04/2026	ZAR	121,308	$7,413	253	0
05/2026	TRY	211,444	4,535	0	(30)
05/2026	$45	CAD	62	0	0
05/2026	12	CHF	10	0	0
06/2026	ILS	250	$81	2	0
BSH	04/2026	JPY	233,753	1,464	0	(9)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

	04/2026		$13,480	GBP	10,126	0	(77)
	04/2026		20,005	NZD	34,653	0	(92)
	04/2026		8,917	PLN	32,253	0	(229)
	05/2026	GBP	10,126		$13,479	77	0
	05/2026	NZD	34,653		20,027	93	0
	05/2026		$1,464	JPY	233,048	9	0
CBK	04/2026	CAD	6,413		$4,723	113	0
	04/2026	CNH	2,308		334	0	(1)
	04/2026	EUR	303		350	0	0
	04/2026	GBP	1,269		1,697	17	0
	04/2026	INR	1,221,173		13,066	193	0
	04/2026	NOK	11,385		1,177	1	0
	04/2026	SEK	5,360		576	10	0
	04/2026	THB	193		6	0	0
	04/2026	TWD	8,429		264	0	0
	04/2026		$1,330	GBP	992	0	(17)
	04/2026		32,102	INR	2,958,396	0	(938)
	05/2026		0	JPY	5	0	0
	06/2026	IDR	225,438		$13	0	0
	06/2026	ILS	1,790		581	10	0
	06/2026		$591	IDR	9,938,041	0	(8)
	06/2026		3,002	MXN	53,161	0	(53)
	07/2026	PEN	9,978		$2,947	93	0
	08/2026		3,802		1,106	20	0
	09/2026		$783	MXN	14,013	0	(13)
	01/2027	PEN	6,192		$1,817	63	0
DUB	04/2026	CNH	9,027		1,305	0	(5)
	04/2026	ILS	13,471		4,352	66	0
	04/2026	INR	495,097		5,259	41	(1)
	04/2026		$13,082	AUD	19,070	75	0
	04/2026		2,716	CNH	18,610	0	(14)
	04/2026		5,859	INR	551,848	2	(52)
	04/2026		30,750	SGD	39,280	0	(198)
	04/2026		1,908	THB	62,327	0	(16)
	04/2026		450	TWD	14,335	0	(1)
	05/2026	AUD	19,070		$13,077	0	(75)
	05/2026	SGD	39,192		30,750	197	0
	05/2026		$1,305	CNH	9,005	5	0
	06/2026	THB	62,202		$1,908	11	0
	06/2026	TWD	675		21	0	0
GLM	04/2026	BRL	155,822		29,563	0	(519)
	04/2026	ILS	6,515		2,096	23	0
	04/2026	INR	19,957		219	8	0
	04/2026	THB	101,246		3,176	103	0
	04/2026		$27,666	BRL	155,822	2,416	0
	04/2026		2,314	CNH	15,886	0	(7)
	04/2026		255	IDR	4,308,090	0	(2)
	04/2026		2,604	MXN	48,009	74	0
	04/2026		2,187	THB	71,766	0	(9)
	06/2026	IDR	12,759,328		$757	7	0
	06/2026	THB	71,639		2,187	1	0
	06/2026		$2,711	BRL	14,425	37	0
	06/2026		1,324	IDR	22,410,317	0	(8)
	06/2026		4,323	MXN	75,310	0	(147)
	07/2026		26,853	BRL	144,498	480	0
IND	04/2026	EUR	34,957		$41,277	872	0
JPM	04/2026	CNH	14,053		2,032	0	(8)
	04/2026	INR	253,184		2,693	24	0
	04/2026	PLN	10,166		2,766	32	(5)
	04/2026	SGD	30,499		24,201	479	0
	04/2026		$2,693	INR	253,618	0	(24)
	04/2026		8,998	MXN	161,618	27	(17)
	04/2026		49	SGD	64	0	0
	04/2026	ZAR	384,843		$22,982	281	(12)
	05/2026	SGD	63		49	0	0
	05/2026		$1,373	CNH	9,475	6	0
	05/2026		16	JPY	2,566	0	0
	06/2026	ILS	4,500		$1,457	22	0
	06/2026		$13	IDR	220,787	0	0
	06/2026		4,435	MXN	79,524	0	(25)
MBC	04/2026	CHF	312		$394	4	0
	04/2026	JPY	135,485		849	1	(6)
	04/2026	KRW	1,603,348		1,096	48	0
	04/2026	NOK	308		32	0	0
	04/2026	SEK	11,190		1,200	18	0
	04/2026	SGD	8,971		7,044	66	0
	04/2026	THB	50,021		1,565	46	0
	04/2026		$2,844	AUD	4,053	0	(48)
	04/2026		1,064	CHF	829	0	(27)
	04/2026		4,694	GBP	3,509	0	(49)
	04/2026		1,010	JPY	160,400	1	0
	04/2026		780	MXN	14,388	23	0
	04/2026		1,225	NOK	11,693	0	(18)
	04/2026		37	SGD	48	0	0
	04/2026		130	TRY	5,955	1	0
	05/2026	NOK	448		$46	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

	05/2026	SGD	48		37	0	0
	05/2026		$812	JPY	129,413	6	0
	06/2026	MXN	4,476		$248	0	0
MYI	04/2026	PLN	886		250	12	0
	06/2026	IDR	187,125		11	0	0
SCX	04/2026	JPY	2,384		15	0	0
	04/2026	NZD	34,653		20,653	740	0
	04/2026	THB	5,358		168	6	0
	04/2026		$36,703	CAD	50,816	0	(172)
	04/2026		4,240	IDR	71,600,880	0	(28)
	04/2026		3,473	INR	316,463	0	(137)
	04/2026		938	PLN	3,395	0	(24)
	04/2026		4,744	TWD	151,412	0	(5)
	05/2026	CAD	50,746		$36,703	172	0
	06/2026		$2,264	IDR	38,164,044	0	(21)
SOG	04/2026	CHF	4,891		$6,334	218	0
	04/2026	EUR	1,000		1,184	28	0
	04/2026	JPY	13,152		85	2	0
	04/2026		$5,469	CHF	4,384	14	0
	04/2026		41,844	EUR	36,260	67	0
	04/2026		12	SEK	115	0	0
	05/2026	CHF	4,368		$5,469	0	(14)
	05/2026	EUR	36,260		41,910	0	(65)
	05/2026	SEK	115		12	0	0
	06/2026	ILS	5,101		1,658	32	0
	06/2026	PEN	106,179		31,531	1,135	0
	07/2026		3,238		958	33	0
SSB	04/2026	AUD	23,123		16,455	501	0
	04/2026	JPY	641		4	0	0
UAG	04/2026	PLN	5,316		1,445	13	0
	04/2026		$5,552	PLN	20,056	0	(150)
	06/2026	ILS	7,589		$2,461	42	0
	06/2026	MXN	5,709		318	2	0
	06/2026		$3,336	MXN	58,230	0	(107)

Total Forward Foreign Currency Contracts						$11,108	$(4,245)

(m)

Securities with an aggregate market value of $1,436 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments				$0	$3,697	$0	$3,697
Corporate Bonds & Notes
Banking & Finance				0	505,922	1,871	507,793
Industrials				0	174,311	0	174,311
Utilities				0	67,406	0	67,406
Municipal Bonds & Notes
California				0	5,902	0	5,902
Illinois				0	841	0	841
West Virginia				0	5,821	0	5,821
U.S. Government Agencies				0	920,035	0	920,035
U.S. Treasury Obligations				0	414,615	0	414,615
Non-Agency Mortgage-Backed Securities				0	114,532	37,464	151,996
Asset-Backed Securities
Automobile ABS Other				0	4,687	0	4,687
Automobile Sequential				0	24,923	0	24,923
CMBS Other				0	14,521	0	14,521
Home Equity Other				0	19,368	0	19,368
Home Equity Sequential				0	22	0	22
Manufacturing House Sequential				0	415	0	415
Other ABS				0	184,892	0	184,892
Sovereign Issues				0	117,605	0	117,605
Preferred Securities
Banking & Finance				0	24,893	0	24,893
Short-Term Instruments
Mutual Funds				0	2,460	0	2,460
U.S. Treasury Bills				0	656	0	656

				$0	$2,607,524	$39,335	$2,646,859
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$136,130	$0	$0	$136,130

Total Investments				$136,130	$2,607,524	$39,335	$2,782,989

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				605	287	0	892
Over the counter				0	11,108	0	11,108

				$605	$11,395	$0	$12,000
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2026 (Unaudited)

Exchange-traded or centrally cleared	0	(1,852)	0	(1,852)
Over the counter	0	(4,245)	0	(4,245)

$0	$(6,097)	$0	$(6,097)

Total Financial Derivative Instruments	$605	$5,298	$0	$5,903

Totals	$136,735	$2,612,822	$39,335	$2,788,892

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,920	$0	$0	$0	$0	$(49)	$0	$0	$1,871	$(49)
Non-Agency Mortgage-Backed Securities	39,892	0	(169)	0	3	1,205	0	(3,467)	37,464	1,227

Totals	$41,812	$0	$(169)	$0	$3	$1,156	$0	$(3,467)	$39,335	$1,178

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,871	Discounted Cash Flow	Discount Rate	5.805 – 5.980	5.915
Non-Agency Mortgage-Backed Securities	37,464	Recent Transaction	Purchase Price	100.000	100.000

Total	$39,335

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.9% ¤
CORPORATE BONDS & NOTES 45.7%
BANKING & FINANCE 30.7%
ABN AMRO Bank NV 4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~(f)	$500	$502
American Honda Finance Corp.
4.308% due 11/19/2027 •	400	399
4.379% due 03/08/2027 •(f)	900	900
American Tower Corp. 5.000% due 01/31/2030	200	202
Athene Global Funding
4.500% (SOFRINDX + 0.830%) due 01/07/2027 ~	800	800
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~(f)	400	400
Bank Hapoalim BM 4.722% due 07/14/2029	300	297
Barclays PLC 5.674% due 03/12/2028 •	800	808
BPCE SA 6.612% due 10/19/2027 •(f)	400	404
Canadian Imperial Bank of Commerce 4.449% (SOFRRATE + 0.800%) due 09/08/2028 ~(f)	1,000	1,000
Citadel LP 4.875% due 01/15/2027 (f)	900	899
F&G Global Funding 4.500% due 01/09/2029	800	784
Ford Motor Credit Co. LLC
4.271% due 01/09/2027	200	199
4.950% due 05/28/2027	500	500
5.800% due 03/05/2027	700	704
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/2027 (f)	1,200	1,164
Goldman Sachs Group, Inc. 1.948% due 10/21/2027 •	900	888
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026 (f)	1,200	1,196
Intesa Sanpaolo SpA 3.875% due 01/12/2028	200	198
Lloyds Banking Group PLC 4.431% (SOFRINDX + 0.770%) due 02/10/2030 ~(f)	1,100	1,095
Mizrahi Tefahot Bank Ltd. 5.049% due 01/28/2031	400	396
Mizuho Financial Group, Inc. 4.740% (SOFRRATE + 1.080%) due 05/13/2031 ~(f)	1,000	1,004
ORIX Corp. 4.650% due 09/10/2029 (f)	500	504
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	600	585
VICI Properties LP/VICI Note Co., Inc. 4.250% due 12/01/2026	800	798
Wells Fargo & Co. 3.526% due 03/24/2028 •	1,200	1,190

		17,816

INDUSTRIALS 12.6%
APA Infrastructure Ltd. 4.250% due 07/15/2027	900	898
Arrow Electronics, Inc. 5.150% due 08/21/2029	300	303
Berry Global, Inc. 4.875% due 07/15/2026	280	280
BMW U.S. Capital LLC 4.370% (SOFRRATE + 0.710%) due 08/11/2027 ~(f)	1,000	1,000
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	200	203
Foxconn Far East Ltd. 1.875% due 08/25/2028	1,000	923
HCA, Inc.
5.000% due 03/01/2028	100	101
5.375% due 09/01/2026 (f)	500	501
Kyndryl Holdings, Inc. 2.050% due 10/15/2026	500	492

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

Las Vegas Sands Corp.
3.500% due 08/18/2026	600	598
5.900% due 06/01/2027	500	507
Qatarenergy LNG S3 6.332% due 09/30/2027	81	81
Rogers Communications, Inc. 3.200% due 03/15/2027	400	395
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027	200	201
Universal Health Services, Inc. 1.650% due 09/01/2026	200	198
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027	300	301
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	300	301

		7,283

UTILITIES 2.4%
Evergy Kansas Central, Inc. 4.700% due 03/13/2028 (f)	600	603
ONEOK, Inc. 4.400% due 10/15/2029	300	298
Pacific Gas & Electric Co. 3.300% due 03/15/2027	200	198
Southern California Edison Co. 4.700% due 06/01/2027	300	301

		1,400

Total Corporate Bonds & Notes (Cost $26,554)		26,499

U.S. GOVERNMENT AGENCIES 49.6%
Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 (f)	972	867
4.532% due 04/25/2055 •(f)	556	558
4.562% due 09/25/2054 - 10/25/2055 •(f)	943	948
4.602% due 11/25/2054 •(f)	1,011	1,018
4.612% due 10/25/2054 - 08/25/2055 •(f)	1,597	1,605
4.662% due 10/25/2052 - 06/25/2055 •(f)	2,909	2,938
4.672% due 03/25/2055 •	900	895
4.762% due 07/25/2055 •(f)	174	175
4.812% due 12/25/2054 - 03/25/2055 •(f)	1,284	1,295
4.862% due 01/25/2055 - 02/25/2055 •(f)	435	438
4.912% due 05/25/2054 - 06/25/2055 •(f)	891	901
Federal National Mortgage Association 4.300% due 12/01/2032 (f)	1,100	1,091
Federal National Mortgage Association REMICS
4.562% due 09/25/2054 - 03/25/2055 •(f)	1,627	1,634
4.662% due 05/25/2055 •(f)	148	149
4.712% due 01/25/2055 •(f)	372	374
4.750% due 04/25/2056 •	900	896
4.762% due 06/25/2054 - 01/25/2055 •(f)	714	718
4.812% due 01/25/2055 •(f)	369	371
4.862% due 01/25/2055 •(f)	151	152
4.912% due 11/25/2053 •(f)	216	219
Government National Mortgage Association REMICS
4.240% due 10/20/2037 •	13	12
4.463% due 08/20/2061 •	1	1
4.573% due 06/20/2055 •(f)	464	466
4.623% due 05/20/2055 •(f)	156	157
Uniform Mortgage-Backed Security, TBA
5.000% due 05/01/2056	2,000	1,970
5.500% due 05/01/2056	3,200	3,211
6.000% due 06/01/2056	5,600	5,700

Total U.S. Government Agencies (Cost $28,800)		28,759

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (f)	336	345

Total U.S. Treasury Obligations (Cost $337)		345

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
Banc of America Funding Trust 6.620% due 09/20/2034 ~	6	6
Bear Stearns ARM Trust
5.714% due 01/25/2034 ~	3	2
5.910% due 04/25/2033 ~	5	5
6.183% due 11/25/2034 ~	8	8
BWAY Mortgage Trust 5.037% due 09/15/2036 •	1,000	984
Citigroup Mortgage Loan Trust, Inc.
4.512% due 05/25/2051 •	752	703
6.480% due 10/25/2035 •	1	1

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp.
5.523% due 06/25/2033 ~		4	4
6.500% due 04/25/2033		8	9
GCAT Trust
1.348% due 05/25/2066 ~		371	329
1.503% due 05/25/2066 ~		371	330
GS Mortgage-Backed Securities Trust
4.517% due 12/25/2051 •		360	336
4.517% due 02/25/2052 •		1,049	980
GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		1	1
5.939% due 08/25/2033 •		3	3
Impac CMB Trust 4.433% due 03/25/2035 •		88	87
JP Morgan Chase Commercial Mortgage Securities Trust 5.170% due 12/15/2031 •		276	275
JP Morgan Mortgage Trust
5.132% due 02/25/2035 ~		1	1
5.846% due 09/25/2034 ~		3	3
6.386% due 02/25/2034 ~		7	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.267% due 06/15/2030 •		2	2
4.387% due 10/20/2029 •		2	2
Merrill Lynch Mortgage Investors Trust
4.253% due 04/25/2029 •		1	1
5.135% due 02/25/2035 ~		34	32
MFA Trust
1.131% due 07/25/2060 ~		350	321
1.381% due 04/25/2065 ~		36	35
6.105% due 12/25/2068 þ		107	108
Morgan Stanley Mortgage Loan Trust 5.210% due 11/25/2034 ~		1	1
Morgan Stanley Residential Mortgage Loan Trust 4.517% due 09/25/2051 •		140	131
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		132	127
3.500% due 12/25/2057 ~		343	335
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •		1,000	998
OBX Trust 6.520% due 07/25/2063 þ		189	190
Prime Mortgage Trust 4.193% due 02/25/2034 •		1	1
Sequoia Mortgage Trust
4.491% due 10/19/2026 •		12	12
Structured Asset Mortgage Investments II Trust 4.371% due 07/19/2034 •		5	5
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		3	3
4.451% due 09/19/2032 •		1	1
Thornburg Mortgage Securities Trust
4.433% due 09/25/2043 •		1	2
5.266% due 04/25/2045 ~		5	5
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		160	155
3.750% due 05/25/2058 ~		302	297
4.793% due 05/25/2058 •		176	179
4.793% due 10/25/2059 •		141	141
Verus Securitization Trust 5.712% due 01/25/2069 þ		139	139
WaMu Mortgage Pass-Through Certificates Trust
4.333% due 12/25/2045 •		46	47
4.373% due 10/25/2045 •		7	7
4.533% due 11/25/2034 •		18	18
4.593% due 06/25/2044 •		7	7
5.259% due 06/25/2042 •		2	1

Total Non-Agency Mortgage-Backed Securities (Cost $7,711)			7,377

ASSET-BACKED SECURITIES 34.0%
AUTOMOBILE ABS OTHER 1.5%
Cars Alliance Auto Loans Germany V 2.478% due 01/18/2036 •	EUR	386	447
FACT SA 2.590% due 09/22/2031 •		363	420

			867

AUTOMOBILE SEQUENTIAL 0.3%
ARI Fleet Lease Trust 4.590% due 03/15/2034		$198	198

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

CMBS OTHER 0.0%
MF1 Ltd. 4.874% due 10/16/2036 •		17	17

CREDIT CARD BULLET 1.0%
Evergreen Credit Card Trust 4.231% due 10/15/2029 •		600	602

HOME EQUITY OTHER 2.3%
Amortizing Residential Collateral Trust 4.793% due 10/25/2034 •		88	87
Bear Stearns Asset-Backed Securities I Trust 4.918% due 03/25/2035 •		44	44
Chase Funding Trust 4.533% due 10/25/2032 •		18	18
Countrywide Asset-Backed Certificates Trust 4.513% due 05/25/2036 •		61	61
Delta Funding Home Equity Loan Trust 4.607% due 09/15/2029 •		3	3
Finance America Mortgage Loan Trust 4.618% due 08/25/2034 •		68	66
GSAMP Trust 4.313% due 06/25/2036 •		275	271
New Century Home Equity Loan Trust 4.723% due 11/25/2034 •		407	408
RAAC Trust 4.343% due 01/25/2046 •		148	148
Securitized Asset-Backed Receivables LLC Trust 4.468% due 01/25/2035 •		227	209

			1,315

WHOLE LOAN COLLATERAL 1.0%
First Franklin Mortgage Loan Trust 4.113% due 04/25/2036 •		571	565

OTHER ABS 27.9%
37 Capital CLO 1 Ltd. 4.952% due 10/15/2034 •		400	401
522 Funding CLO Ltd. 4.969% due 10/20/2031 •		7	7
AMMC CLO 27 Ltd. 4.748% due 01/20/2037 •		700	700
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		500	496
ARES LIX CLO Ltd. 4.960% due 04/25/2034 •		400	401
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		500	500
BlackRock European CLO VII DAC 2.636% due 10/15/2031 •	EUR	337	390
BlueMountain CLO XXXII Ltd. 4.772% due 10/15/2034 •		$600	600
BlueMountain CLO XXXIV Ltd. 4.818% due 04/20/2035 •		500	500
Canyon CLO Ltd. 4.752% due 07/15/2034 •		400	400
Carlyle Euro CLO DAC 2.716% due 01/15/2031 •	EUR	98	113
Dryden 95 CLO Ltd. 4.696% due 08/20/2034 •		$400	400
Elevation CLO Ltd. 4.798% due 07/25/2034 •		400	400
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		603	546
Greywolf CLO IV Ltd. 4.908% due 04/17/2034 •		600	601
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	500	578
Harvest CLO XXI DAC 1.040% due 07/15/2031		135	154
Invesco CLO Ltd. 4.818% due 07/20/2035 •		$500	500
Invesco Euro CLO XI DAC 3.287% due 10/22/2036 •	EUR	400	462
KKR CLO 16 Ltd. 4.808% due 10/20/2034 •		$600	601
KKR CLO 27 Ltd. 4.782% due 01/15/2035 •		500	500
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •		500	501

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

LCM 30 Ltd. 5.009% due 04/20/2031 •		54	54
MV Credit Euro CLO III DAC 3.284% due 02/15/2038 •	EUR	500	578
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		$228	214
1.690% due 05/15/2069		420	394
Navient Refinance Loan Trust 4.800% due 10/15/2055		177	177
Nelnet Student Loan Trust
4.610% due 02/21/2061		192	189
4.670% due 06/22/2065		448	444
4.840% due 05/17/2055		264	263
4.973% due 02/21/2061 •		96	96
Octagon 64 Ltd. 4.930% due 07/21/2035 •		500	500
Octagon Investment Partners 40 Ltd. 4.708% due 01/20/2035 •		400	400
SLM Student Loan Trust
4.899% due 04/25/2049 •		10	10
5.849% due 01/27/2027 •		63	63
SMB Private Education Loan Trust
0.000% due 12/15/2053 •		400	401
4.387% due 03/17/2053 •		55	54
4.643% due 09/15/2054 •		806	804
5.022% due 10/16/2056 •		465	469
5.122% due 03/15/2056 •		371	375
Toro European CLO 6 DAC 2.951% due 01/12/2032 •	EUR	318	368
Towd Point Asset Trust 4.490% due 11/20/2061 •		$72	72
Trinitas CLO XVII Ltd. 4.818% due 10/20/2034 •		500	501

			16,177

Total Asset-Backed Securities (Cost $19,875)			19,741

SOVEREIGN ISSUES 6.7%
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028	CLP	35,000	38
5.800% due 10/01/2029		95,000	104
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	5,300	991
0.000% due 10/01/2026 (b)		4,700	850
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$300	313
Eagle Funding Luxco SARL 5.500% due 08/17/2030		600	604
Saudi Government International Bonds 5.125% due 01/13/2028		1,000	1,011

Total Sovereign Issues (Cost $3,885)			3,911

		SHARES
SHORT-TERM INSTRUMENTS 2.6%
MUTUAL FUNDS 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (e)		424,818	425

		PRINCIPAL AMOUNT (000s)
SOUTH AFRICA TREASURY BILLS 1.9%
7.048% due 10/28/2026 - 01/27/2027 (a)(b)(c)	ZAR	19,300	1,083

Total Short-Term Instruments (Cost $1,566)			1,508

Total Investments in Securities (Cost $88,728)			88,140

		SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short Asset Portfolio		231,221	2,270

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

PIMCO Short-Term Floating NAV Portfolio III	84,135	819

Total Short-Term Instruments (Cost $3,086)		3,089

Total Investments in Affiliates (Cost $3,086)		3,089

Total Investments 157.2% (Cost $91,814)		$91,229
Financial Derivative Instruments (g)(h) 0.4%(Cost or Premiums, net $189)		215
Other Assets and Liabilities, net (57.6)%		(33,423)

Net Assets 100.0%		$58,021

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	3.830%	03/31/2026	04/08/2026	$(1,061)	$(1,061)
DEU	3.790	03/23/2026	04/06/2026	(7,239)	(7,246)
SBI	3.770	12/12/2025	TBD(2)	(8,436)	(8,533)
TDM	3.800	12/12/2025	TBD(2)	(3,840)	(3,885)
3.820	03/13/2026	TBD(2)	(3,985)	(3,993)

Total Reverse Repurchase Agreements	$(24,718)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	3.760%	03/31/2026	04/07/2026	$(328)	$(328)

Total Sale-Buyback Transactions	$(328)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (16.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	06/01/2056	$9,900	$(9,433)	$(9,323)

Total Short Sales (16.1)%	$(9,433)	$(9,323)

(f)	Securities with an aggregate market value of $24,567 and cash of $1,180 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(20,309) at a weighted average interest rate of 3.805%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	42	$11,794	$(24)	$0	$0
3-Month SOFR Active Contract December Futures	03/2028	165	39,845	(93)	8	0
3-Month SONIA December Futures	03/2027	36	11,393	(58)	13	0
Australia Government 3-Year Bond June Futures	06/2026	81	5,793	(22)	26	0
U.S. Treasury 2-Year Note June Futures	06/2026	346	71,776	(126)	27	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

U.S. Treasury 5-Year Note June Futures	06/2026	111	12,008	(174)	16	0

$(497)	$90	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2026	27	$(2,998)	$59	$0	$(6)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	96	(10,898)	178	0	(29)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	16	(1,865)	62	0	(3)

$299	$0	$(38)

Total Futures Contracts	$(198)	$90	$(38)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	3,820	$(16)	$(147)	$(163)	$12	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$2,700	8	(24)	(16)	0	(3)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	20,379	66	136	202	0	(20)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	100	0	1	1	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	100	0	1	1	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030	800	0	6	6	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	100	0	1	1	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,000	(23)	21	(2)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	AUD	2,400	4	(110)	(106)	22	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	40,300	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	86,300	0	1	1	0	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	400	(14)	(1)	(15)	4	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	200	2	3	5	0	(2)

Total Swap Agreements	$27	$(110)	$(83)	$38	$(28)

Cash of $1,209 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $11 for closed futures is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2026	BRL	3,794	$727	$0	$(6)
04/2026	CAD	632	462	8	0
04/2026	CNH	124	18	0	0
04/2026	EUR	521	607	5	0
04/2026	INR	3,791	40	0	0
04/2026	JPY	20,584	129	0	(1)
04/2026	KRW	14,582	10	0	0
04/2026	PLN	73	20	0	0
04/2026	$727	BRL	3,794	5	0
04/2026	10	CNH	69	0	0
04/2026	3,723	EUR	3,240	21	0
04/2026	30	ILS	92	0	(1)
04/2026	40	INR	3,798	0	0
05/2026	EUR	3,240	$3,729	0	(21)
05/2026	$129	JPY	20,522	1	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

	06/2026	ILS	231		$75	1	0
	06/2026	MXN	676		38	0	0
	06/2026		$26	BRL	138	0	0
	10/2026	BRL	200		$37	0	0
	10/2026	ZAR	2,033		124	6	0
	01/2027		16,494		1,003	53	0
BPS	04/2026	BRL	5,245		980	0	(33)
	04/2026	CLP	36,502		41	1	0
	04/2026	CNH	69		10	0	0
	04/2026	GBP	43		57	0	0
	04/2026	ILS	183		59	1	0
	04/2026	KRW	23,959		16	0	0
	04/2026	THB	4,481		139	3	0
	04/2026		$1,002	BRL	5,245	11	0
	04/2026		40	CLP	36,502	0	(1)
	04/2026		239	IDR	4,039,583	0	(1)
	04/2026		33	ILS	104	0	0
	04/2026		17	KRW	24,611	0	(1)
	04/2026		103	PLN	373	0	(3)
	04/2026		0	THB	3	0	0
	04/2026		137	TWD	4,373	0	0
	04/2026	ZAR	599		$35	0	0
	05/2026	ILS	104		33	0	0
	05/2026	INR	10,474		111	1	0
	05/2026	TWD	2,320		72	0	(1)
	05/2026		$40	BRL	210	0	0
	05/2026		53	IDR	910,275	0	0
	05/2026		12	THB	394	0	0
	06/2026	CLP	36,502		$40	1	0
	06/2026		$41	IDR	683,140	0	0
	07/2026	BRL	600		$112	0	(2)
	07/2026		$700	BRL	3,763	11	0
	10/2026	BRL	1,300		$237	0	(4)
BRC	04/2026		$48	PLN	173	0	(2)
	04/2026		69	ZAR	1,123	0	(2)
	06/2026	ILS	46		$15	0	0
	06/2026		$81	MXN	1,401	0	(3)
CBK	04/2026	AUD	75		$53	1	0
	04/2026	CNH	35		5	0	0
	04/2026	EUR	47		54	0	0
	04/2026	GBP	41		55	1	0
	04/2026	INR	28,934		310	5	0
	04/2026	SEK	95		10	0	0
	04/2026	THB	73		2	0	0
	04/2026	TWD	312		10	0	0
	04/2026		$466	AUD	663	0	(8)
	04/2026		22	CNH	155	0	0
	04/2026		760	INR	70,024	0	(22)
	06/2026	ILS	45		$15	0	0
	06/2026		$10	IDR	168,441	0	0
	06/2026		58	MXN	1,035	0	0
DUB	04/2026	CNH	702		$101	0	0
	04/2026	ILS	369		119	2	0
	04/2026	INR	11,670		124	1	0
	04/2026		$438	AUD	638	3	0
	04/2026		201	CNH	1,376	0	(1)
	04/2026		143	INR	13,499	0	(1)
	04/2026		116	PLN	421	0	(3)
	04/2026		646	SGD	826	0	(4)
	04/2026		43	THB	1,418	0	0
	05/2026	AUD	638		$437	0	(3)
	05/2026	SGD	824		646	4	0
	05/2026		$101	CNH	700	0	0
	06/2026	THB	1,415		$43	0	0
FAR	04/2026	AUD	508		360	10	0
	04/2026	CHF	108		140	5	0
	04/2026	GBP	46		61	1	0
	04/2026	JPY	20,465		128	0	(1)
	04/2026	NZD	596		348	6	0
	04/2026		$91	CHF	73	0	0
	04/2026		254	GBP	189	0	(4)
	04/2026		103	JPY	16,089	0	(2)
	04/2026		329	NZD	550	0	(13)
	04/2026		53	PLN	193	0	(2)
	05/2026	CHF	73		$91	0	0
	05/2026	ILS	172		54	0	0
	05/2026		$61	GBP	46	0	(1)
	05/2026		128	JPY	20,404	1	0
	05/2026		348	NZD	596	0	(6)
	06/2026	ILS	160		$52	1	0
GLM	04/2026	BRL	7,380		1,317	0	(108)
	04/2026	ILS	198		64	1	0
	04/2026	INR	907		10	0	0
	04/2026		$1,409	BRL	7,380	16	0
	04/2026		20	CNH	138	0	0
	04/2026		6	IDR	105,070	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

04/2026	95	MXN	1,757	3	0
04/2026	27	THB	886	0	0
06/2026	BRL	1,059	$197	0	(5)
06/2026	IDR	335,759	20	0	0
06/2026	MXN	183	10	0	0
06/2026	THB	884	27	0	0
06/2026	$78	BRL	414	1	0
06/2026	32	IDR	544,275	0	0
06/2026	110	MXN	1,912	0	(4)
07/2026	71	BRL	379	1	0
10/2026	BRL	2,000	$369	0	(1)
IND	04/2026	EUR	2,699	3,186	67	0
04/2026	$27	NZD	45	0	(1)
JPM	04/2026	BRL	5,700	$1,092	0	(8)
04/2026	CNH	807	117	0	(1)
04/2026	INR	5,999	64	1	0
04/2026	PLN	221	60	1	0
04/2026	SGD	830	659	13	0
04/2026	$1,079	BRL	5,700	21	0
04/2026	64	INR	6,009	0	(1)
04/2026	107	MXN	1,940	1	0
04/2026	168	ZAR	2,799	0	(2)
04/2026	ZAR	1,193	$70	0	0
05/2026	AUD	78	53	0	0
05/2026	$107	CNH	737	1	0
06/2026	ILS	111	$36	1	0
06/2026	MXN	752	42	0	0
07/2026	BRL	4,700	871	0	(18)
10/2026	1,200	218	0	(4)
MBC	04/2026	CHF	17	21	0	0
04/2026	GBP	102	136	1	0
04/2026	JPY	14,839	93	0	(1)
04/2026	KRW	160,238	109	5	0
04/2026	NOK	167	17	0	0
04/2026	NZD	98	57	1	0
04/2026	SEK	390	42	1	0
04/2026	THB	1,881	59	2	0
04/2026	$70	AUD	101	0	0
04/2026	66	CHF	52	0	(1)
04/2026	31	EUR	27	0	0
04/2026	62	GBP	46	0	(1)
04/2026	173	JPY	27,162	0	(2)
04/2026	35	MXN	639	1	0
04/2026	17	NOK	167	0	0
04/2026	57	NZD	98	0	0
05/2026	31	EUR	27	0	0
05/2026	0	GBP	0	0	0
05/2026	93	JPY	14,794	1	0
05/2026	17	NOK	167	0	0
05/2026	57	NZD	98	0	(1)
06/2026	MXN	79	$4	0	0
06/2026	$60	MXN	1,055	0	(2)
MYI	04/2026	PLN	35	$10	0	0
SCX	04/2026	THB	129	4	0	0
04/2026	$457	CAD	633	0	(2)
04/2026	83	INR	7,520	0	(3)
04/2026	81	JPY	12,653	0	(1)
04/2026	30	PLN	108	0	(1)
04/2026	120	TWD	3,832	0	0
05/2026	CAD	632	$457	2	0
06/2026	CLP	98,469	111	5	0
06/2026	$68	IDR	1,139,323	0	(1)
SSB	04/2026	AUD	819	$583	18	0
04/2026	$38	SEK	345	0	(2)
UAG	04/2026	PLN	111	$30	0	0
04/2026	$133	PLN	480	0	(3)
06/2026	ILS	197	$64	1	0
06/2026	MXN	100	6	0	0
06/2026	$145	MXN	2,537	0	(5)

Total Forward Foreign Currency Contracts	$336	$(332)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000%	08/03/2026	8,400	$8	$6
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	24,600	18	16
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	8,800	10	6

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.000	08/03/2026		10,000	9		7
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.000	08/11/2026		9,600	11		7

Total Purchased Options									$56		$42

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.324%		$800	$(31)	$7	$0	$(24)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	500	$114	$(14)	$100	$0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		100	23	(3)	20	0

								$137	$(17)	$120	$0

Total Swap Agreements								$106	$(10)	$120	$(24)

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$17,816	$0		$17,816
Industrials					0		7,283	0		7,283
Utilities					0		1,400	0		1,400
U.S. Government Agencies					0		28,759	0		28,759
U.S. Treasury Obligations					0		345	0		345
Non-Agency Mortgage-Backed Securities					0		7,377	0		7,377
Asset-Backed Securities
Automobile ABS Other					0		867	0		867
Automobile Sequential					0		198	0		198
CMBS Other					0		17	0		17
Credit Card Bullet					0		602	0		602
Home Equity Other					0		1,315	0		1,315
Whole Loan Collateral					0		565	0		565
Other ABS					0		16,177	0		16,177
Sovereign Issues					0		3,911	0		3,911
Short-Term Instruments
Mutual Funds					0		425	0		425
South Africa Treasury Bills					0		1,083	0		1,083

					$0		$88,140	$0		$88,140
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$3,089		$0	$0		$3,089

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2026 (Unaudited)

Total Investments	$3,089	$88,140	$0	$91,229

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,323)	$0	$(9,323)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	90	38	0	128
Over the counter	0	498	0	498

	$90	$536	$0	$626
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	28	0	(66)
Over the counter	0	(356)	0	(356)

	$(38)	$(384)	$0	$(422)

Total Financial Derivative Instruments	$52	$152	$0	$204

Totals	$3,141	$78,969	$0	$82,110

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake LP 2.950% due 05/12/2031 «~	$6,008	$5,629

Total Loan Participations and Assignments (Cost $6,003)		5,629

CORPORATE BONDS & NOTES 31.8%
BANKING & FINANCE 19.5%
Ally Financial, Inc. 6.848% due 01/03/2030 •(g)	3,600	3,758
American Homes 4 Rent LP 5.250% due 03/15/2035	3,000	2,959
American Tower Corp. 5.550% due 07/15/2033	1,100	1,131
Antares Holdings LP
6.350% due 10/23/2029	4,300	4,259
7.950% due 08/11/2028	7,550	7,831
Athene Global Funding
5.380% due 01/07/2030	3,000	3,007
5.526% due 07/11/2031	5,000	5,005
Aviation Capital Group LLC 6.750% due 10/25/2028	5,250	5,498
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	107	103
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	5,000	5,198
Banco Santander SA
5.538% due 03/14/2030 •	3,800	3,892
6.033% due 01/17/2035	3,200	3,347
Bank of America Corp. 5.288% due 04/25/2034 •	15,000	15,188
Barclays PLC
6.224% due 05/09/2034 •	2,000	2,101
7.437% due 11/02/2033 •	1,200	1,342
BGC Group, Inc.
6.150% due 04/02/2030	4,000	4,071
8.000% due 05/25/2028	4,300	4,535
Blue Cross & Blue Shield of Minnesota 4.850% due 09/30/2030 «(f)	4,700	4,627
Blue Owl Capital Corp. 2.875% due 06/11/2028	9,700	9,019
BPCE SA
6.714% due 10/19/2029 •	7,500	7,847
7.003% due 10/19/2034 •	7,500	8,200
Broadstone Net Lease LLC 5.000% due 11/01/2032	2,900	2,854
Capital One Financial Corp. 7.624% due 10/30/2031 •	5,000	5,524
CI Financial Corp. 4.100% due 06/15/2051	5,000	3,320
Citadel Finance LLC
4.750% due 02/14/2029	3,600	3,530
5.900% due 02/10/2030	4,100	4,122
Citadel LP 6.375% due 01/23/2032	2,700	2,800
Citigroup, Inc.
3.785% due 03/17/2033 •	2,000	1,877
5.449% due 06/11/2035 •	12,000	12,172
6.270% due 11/17/2033 •	7,000	7,485
Cousins Properties LP
5.250% due 07/15/2030	3,800	3,852
5.375% due 02/15/2032	2,400	2,416
Credit Agricole SA 5.862% due 01/09/2036 •	3,000	3,092
Credit Suisse AG AT1 Claim	5,500	1,925
Crown Castle, Inc. 5.200% due 09/01/2034	3,000	2,967
DaVinciRe Holdings Ltd. 5.950% due 04/15/2035	3,150	3,143
Deloitte LLP
5.410% due 01/30/2032 «(f)	1,800	1,806
5.590% due 01/30/2035 «(f)	1,100	1,095
5.970% due 01/30/2045 «(f)	900	869

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,000	1,823
Essex Portfolio LP 5.500% due 04/01/2034		5,000	5,072
F&G Annuities & Life, Inc. 6.500% due 06/04/2029		2,600	2,612
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,018
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,000	1,006
6.125% due 03/08/2034		4,000	3,964
6.800% due 05/12/2028		8,000	8,243
7.350% due 11/04/2027		5,000	5,162
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		3,000	2,954
FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,736
6.875% due 08/15/2029		3,200	3,147
GA Global Funding Trust
4.500% due 09/18/2030		5,000	4,817
5.500% due 01/08/2029		3,000	3,038
5.900% due 01/13/2035		2,000	1,986
Global Atlantic Fin Co. 6.750% due 03/15/2054		400	373
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		1,500	1,478
5.750% due 11/01/2037		4,000	3,875
Goldman Sachs Group, Inc. 6.561% due 10/24/2034 •		5,000	5,438
Golub Capital Private Credit Fund
0.000% due 08/15/2028		4,600	4,538
5.875% due 05/01/2030		2,000	1,964
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		3,200	3,223
HPS Corporate Lending Fund 4.900% due 09/11/2028		1,200	1,170
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,479
5.719% due 03/04/2035 •		2,000	2,053
ING Groep NV 4.500% due 05/23/2029 •	EUR	400	472
Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,034
4.875% due 02/01/2035		1,000	955
Jane Street Group/JSG Finance, Inc. 7.125% due 04/30/2031		2,000	2,057
JPMorgan Chase & Co. 5.294% due 07/22/2035 •		2,400	2,430
KBC Group NV 6.324% due 09/21/2034 •		3,000	3,211
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		1,500	1,504
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,547
4.300% due 02/01/2061		4,000	2,505
LPL Holdings, Inc. 5.750% due 06/15/2035		4,000	3,986
Marex Group PLC 5.829% due 05/08/2028		4,000	4,044
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,005
Morgan Stanley
0.000% due 04/02/2032 þ(f)		8,000	5,961
5.250% due 04/21/2034 •		20,000	20,070
Nissan Motor Acceptance Co. LLC 5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~		308	306
Nomura Holdings, Inc. 5.783% due 07/03/2034		2,750	2,826
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,500	1,504
OneMain Finance Corp. 6.625% due 01/15/2028		205	207
Prologis LP 4.200% due 02/15/2033	CAD	4,000	2,866
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(f)		$6,000	5,923
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,468
Sammons Financial Group Global Funding
4.800% due 12/12/2030		10,250	10,172
5.100% due 12/10/2029		2,500	2,527
Sixth Street Lending Partners 6.125% due 07/15/2030		1,500	1,492
Stellantis Finance U.S., Inc. 6.450% due 03/18/2035 (g)		5,300	5,224

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Stellantis Financial Services U.S. Corp. 5.400% due 09/15/2030		2,000	1,965
Takeoff Merger Sub, Inc. 4.500% due 03/24/2029		5,900	5,863
Tesco Property Finance 3 PLC 5.744% due 04/13/2040	GBP	553	718
Tesco Property Finance 4 PLC 5.801% due 10/13/2040		606	785
Tesco Property Finance 5 PLC 5.661% due 10/13/2041		89	115
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	5,071
UBS Group AG 5.699% due 02/08/2035 •		9,000	9,229
VICI Properties LP 5.625% due 04/01/2035		4,800	4,780
Wells Fargo & Co. 3.350% due 03/02/2033 •		4,000	3,674

			378,432

INDUSTRIALS 9.5%
Adventist Health System 4.742% due 12/01/2030		480	476
Air Canada 4.625% due 08/15/2029	CAD	900	640
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$1,991	1,993
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,047	3,777
3.375% due 11/01/2028		3,745	3,700
3.500% due 08/15/2033		405	374
Bacardi Ltd. 4.700% due 05/15/2028		1,000	999
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		358	354
Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,200	2,340
6.875% due 11/21/2053		2,300	2,425
Beignet Investor LLC 6.581% due 05/30/2049		71,150	73,208
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		2,000	2,018
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,000	2,060
CommonSpirit Health 5.662% due 09/01/2055		5,800	5,590
CVS Pass-Through Trust 7.507% due 01/10/2032		3,364	3,553
Diageo Investment Corp. 5.625% due 04/15/2035		1,500	1,554
Diamondback Energy, Inc. 5.550% due 04/01/2035		2,600	2,654
DR Horton, Inc. 5.000% due 10/15/2034		4,000	3,949
Energy Transfer LP
5.600% due 09/01/2034		6,000	6,117
6.200% due 04/01/2055		4,000	3,890
Eni SpA 5.750% due 05/19/2035		1,800	1,868
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,551
4.317% due 12/30/2039		2,800	2,357
Gartner, Inc. 5.600% due 11/20/2035		5,100	4,841
HCA, Inc. 5.750% due 03/01/2035		2,500	2,571
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	3,913
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,700
National Fuel Gas Co. 5.950% due 03/15/2035		$1,650	1,708
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		3,100	2,818
Quanta Services, Inc. 5.250% due 08/09/2034		2,700	2,718
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	112
3.375% due 06/18/2026	GBP	100	132
Salesforce, Inc. 4.650% due 03/15/2029		$7,200	7,216
Smith & Nephew PLC 5.400% due 03/20/2034		5,000	5,074
South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,009

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

5.026% due 10/01/2029		2,400	2,416
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,562
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		857	847
United Airlines Pass-Through Trust 5.450% due 08/15/2038		1,786	1,825
Vale Overseas Ltd. 6.400% due 06/28/2054		3,000	3,041
Venture Global Calcasieu Pass LLC 4.125% due 08/15/2031		2,500	2,320
Weir Group, Inc. 5.350% due 05/06/2030		2,200	2,231
Woodside Finance Ltd. 6.000% due 05/19/2035		3,350	3,493

			184,994

UTILITIES 2.8%
AES Corp. 5.800% due 03/15/2032		5,000	5,030
Appalachian Power Co. 5.650% due 04/01/2034		1,900	1,956
Black Hills Corp. 6.000% due 01/15/2035		4,100	4,258
Edison International
5.450% due 06/15/2029		600	606
5.750% due 06/15/2027		1,800	1,814
Electricite de France SA 5.950% due 04/22/2034		5,500	5,749
EPH Financing International AS 6.651% due 11/13/2028	EUR	6,000	7,341
FORESEA Holding SA 7.500% due 06/15/2030		$27	27
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,506
Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,281
4.550% due 07/01/2030		1,300	1,283
4.750% due 02/15/2044		3,000	2,509
4.950% due 07/01/2050		700	580
6.000% due 08/15/2035		2,000	2,067
6.700% due 04/01/2053		4,700	4,870
PPL Capital Funding, Inc. 5.250% due 09/01/2034		2,900	2,924
Puget Energy, Inc. 5.725% due 03/15/2035		3,000	3,025
SCE Recovery Funding LLC 5.341% due 03/15/2047		5,000	4,969
Southern California Edison Co. 4.875% due 03/01/2049		400	335
System Energy Resources, Inc. 6.000% due 04/15/2028		1,900	1,953

			55,083

Total Corporate Bonds & Notes (Cost $618,579)			618,509

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.5%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		6,605	6,038
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,400	3,781

			9,819

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	652

Total Municipal Bonds & Notes (Cost $10,142)			10,471

U.S. GOVERNMENT AGENCIES 42.5%
Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 03/01/2049		15	14
5.000% due 07/01/2053		20,341	20,143
5.455% due 08/01/2032 •		10	10
5.500% due 12/01/2053 - 11/01/2055		7,991	8,148
5.875% due 01/01/2032 •		10	11
5.985% due 02/01/2033 •		4	4
6.000% due 02/01/2055 - 09/01/2055		17,908	18,680
6.375% due 10/01/2032 •		2	2
6.625% due 10/01/2032 •		22	23

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

7.000% due 12/01/2029 - 03/01/2030	2	2
Federal Home Loan Mortgage Corp. REMICS
4.237% due 08/15/2029 - 12/15/2031 •	1	1
4.337% due 03/15/2032 •	1	1
6.000% due 12/15/2028	20	20
7.500% due 08/15/2030	6	6
Federal National Mortgage Association
3.000% due 01/01/2046	61	55
3.500% due 05/01/2047	85	79
4.000% due 12/01/2044	9	9
5.500% due 09/01/2053 - 09/01/2055	1,282	1,306
5.723% due 11/01/2032 •	4	4
5.835% due 01/01/2033 •	6	6
5.948% due 12/01/2034 •	14	14
6.000% due 08/01/2054 - 09/01/2054	3,055	3,160
6.220% due 09/01/2027 •	3	3
6.370% due 05/01/2033 •	8	9
Federal National Mortgage Association Grantor Trust
5.151% due 05/25/2042 ~	4	4
5.403% due 03/25/2041 ~	4	4
Government National Mortgage Association
5.125% due 10/20/2027 •	1	0
5.375% due 07/20/2027 - 07/20/2029 •	4	4
5.625% due 01/20/2027 - 06/20/2032 •	17	15
Government National Mortgage Association, TBA 2.500% due 05/01/2056	350,900	301,747
Uniform Mortgage-Backed Security, TBA
4.500% due 05/01/2056 - 06/01/2056	140,000	134,962
5.000% due 05/01/2056	188,000	185,193
5.500% due 06/01/2056	38,400	38,488
6.000% due 06/01/2056	24,200	24,633
6.500% due 06/01/2056	86,900	89,827

Total U.S. Government Agencies (Cost $827,070)		826,587

U.S. TREASURY OBLIGATIONS 10.7%
U.S. Treasury Bonds
4.250% due 08/15/2054 (k)	15,300	13,706
4.625% due 02/15/2046 (g)	48,000	46,279
4.750% due 08/15/2055 (k)	61,000	59,456
4.875% due 08/15/2045 (k)	50	50
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (i)	54,212	54,438
1.750% due 01/15/2034 (i)	33,644	33,515

Total U.S. Treasury Obligations (Cost $208,731)		207,444

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.0%
Adjustable Rate Mortgage Trust
4.070% due 01/25/2036 ~	4	3
4.360% due 02/25/2036 ~	68	43
4.757% due 11/25/2035 ~	52	37
American Home Mortgage Assets Trust
4.003% due 10/25/2046 •	310	156
4.173% due 09/25/2046 •	260	253
4.779% due 11/25/2046 •	470	110
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,738	1,734
Banc of America Alternative Loan Trust 6.000% due 07/25/2046	55	48
Banc of America Funding Trust
4.096% due 08/27/2036 ~	4,141	4,011
4.170% due 10/20/2036 •	62	49
4.213% due 04/25/2037 •	48	40
4.390% due 05/20/2047 •	21	20
4.491% due 09/20/2047 ~	58	51
4.593% due 05/25/2037 •	47	43
4.598% due 09/20/2046 ~	28	26
5.148% due 04/20/2035 ~	36	35
5.500% due 03/25/2036	5	5
5.710% due 02/20/2036 ~	60	57
5.831% due 04/25/2037 ~	309	266
Banc of America Mortgage Trust
5.281% due 02/25/2034 ~	45	45
5.339% due 05/25/2035 ~	167	150
5.500% due 09/25/2035	97	85
5.500% due 05/25/2037	55	42
5.582% due 07/25/2035 ~	4	4
BCAP LLC Trust
3.784% due 07/26/2036 ~	13	12
4.093% due 05/25/2047 •	21	19
4.233% due 05/25/2047 •	135	123
4.495% due 03/26/2037 ~	47	43
4.900% due 03/27/2037 ~	174	151
5.093% due 09/25/2047 •	43	39
6.193% due 10/25/2047 •	7,390	5,572

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Bear Stearns ALT-A Trust
4.047% due 08/25/2036 ~	196	129
4.126% due 11/25/2036 ~	64	27
4.233% due 04/25/2036 •	50	46
4.375% due 02/25/2036 ~	149	104
4.382% due 02/25/2036 ~	14	12
4.539% due 05/25/2036 ~	293	139
4.665% due 01/25/2036 ~	1,470	1,377
4.686% due 07/25/2035 ~	264	159
5.158% due 05/25/2035 ~	20	20
5.224% due 06/25/2034 ~	640	585
Bear Stearns ARM Trust
4.065% due 05/25/2047 ~	69	63
4.152% due 05/25/2034 ~	15	14
4.335% due 02/25/2036 ~	28	26
4.503% due 03/25/2035 ~	19	17
4.849% due 02/25/2034 ~	19	17
4.875% due 01/25/2035 ~	5	5
5.619% due 11/25/2034 ~	18	17
5.930% due 10/25/2035 ~	16	16
6.185% due 01/25/2034 ~	21	21
6.213% due 06/25/2035 ~	1	1
6.273% due 12/25/2046 •	240	202
6.420% due 10/25/2035 •	106	103
Bear Stearns Mortgage Funding Trust 4.173% due 01/25/2037 •	41	39
Bear Stearns Structured Products, Inc. Trust 4.788% due 01/26/2036 ~	233	167
Benchmark Mortgage Trust
2.952% due 08/15/2057	4,565	4,311
4.077% due 07/15/2051	3,262	3,251
BMO Mortgage Trust 5.625% due 12/15/2057 ~	3,500	3,604
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,454	4,904
3.250% due 09/25/2063 ~	3,324	2,981
Chase Mortgage Finance Trust
4.011% due 03/25/2037 ~	14	13
4.452% due 09/25/2036 ~	448	383
4.531% due 03/25/2037 ~	27	26
6.000% due 05/25/2037	94	38
ChaseFlex Trust
4.393% due 07/25/2037 •	106	94
5.000% due 07/25/2037	68	21
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.204% due 08/25/2037 þ	18	15
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.023% due 10/25/2035 •	402	391
CHL Mortgage Pass-Through Trust
4.001% due 05/20/2036 ~	66	62
4.181% due 02/20/2036 ~	88	82
4.194% due 11/25/2037 ~	61	56
4.253% due 05/25/2035 •	33	29
4.303% due 05/20/2036 ~	21	20
4.333% due 02/25/2035 •	3	3
4.413% due 03/25/2035 •	110	102
4.473% due 03/25/2036 •	3	2
4.533% due 02/25/2035 •	146	139
4.573% due 02/25/2035 •	124	118
4.657% due 01/25/2036 ~	20	20
4.787% due 11/25/2034 ~	24	23
5.230% due 06/25/2034 ~	267	248
5.306% due 08/25/2034 ~	1,314	1,304
5.500% due 07/25/2037	224	87
5.750% due 12/25/2035	56	26
6.000% due 02/25/2037	203	85
6.000% due 03/25/2037	75	30
6.000% due 07/25/2037	164	66
6.224% due 02/20/2036 •	5	5
6.500% due 11/25/2036	526	130
6.507% due 08/25/2034 ~	12	11
CHL Reperforming Loan REMICS Trust 6.000% due 03/25/2035	13	13
CIM Trust 5.500% due 08/25/2064 ~	13,106	13,144
Citigroup Mortgage Loan Trust, Inc.
3.909% due 10/25/2046 ~	60	53
4.059% due 09/25/2037 ~	8	8
4.152% due 12/25/2035 ~	56	34
4.233% due 01/25/2037 •	1,015	903
4.451% due 09/25/2037 ~	163	155
4.495% due 03/25/2037 ~	32	30
4.972% due 07/25/2037 ~	296	265
5.387% due 08/25/2035 ~	4	3
5.500% due 12/25/2035	107	50
5.677% due 08/25/2035 ~	36	36

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

6.040% due 11/25/2035 •		7	7
6.250% due 11/25/2037 ~		93	35
6.480% due 10/25/2035 •		27	28
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		5,550	5,093
6.500% due 06/25/2037		58	55
Community Program Loan Trust 4.500% due 04/01/2029		1	1
Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •		640	524
4.073% due 08/25/2037 •		263	251
4.122% due 05/25/2036 ~		6	5
4.143% due 11/25/2036 •		2,622	2,499
4.153% due 11/25/2036 •		12	17
4.153% due 05/25/2047 •		501	468
4.173% due 07/25/2046 •		10	11
4.173% due 09/25/2046 •		143	142
4.210% due 07/20/2046 •		17	15
4.233% due 05/25/2035 •		485	462
4.264% due 06/25/2037 ~		26	25
4.293% due 05/25/2035 •		977	848
4.293% due 06/25/2035 •		54	51
4.313% due 07/25/2035 •		55	51
4.313% due 12/25/2035 •		364	346
4.356% due 08/25/2035 ~		99	94
4.413% due 08/25/2035 •		61	58
4.645% due 11/25/2035 ~		37	35
4.859% due 02/25/2036 •		200	186
5.109% due 11/25/2047 •		349	316
5.149% due 11/20/2035 •		3,501	3,179
5.239% due 11/25/2047 •		969	877
5.253% due 11/25/2035 •		495	471
5.500% due 11/25/2035		58	32
5.500% due 02/25/2036		42	23
5.750% due 03/25/2037 •		78	39
5.750% due 07/25/2037		12	7
5.750% due 04/25/2047		90	45
6.000% due 12/25/2034		33	29
6.000% due 03/25/2036		142	62
6.000% due 08/25/2036 •		42	23
6.000% due 08/25/2036		411	224
6.000% due 02/25/2037		371	137
6.000% due 04/25/2037		5,385	4,516
6.000% due 05/25/2037		327	132
6.000% due 08/25/2037 •		326	147
6.250% due 11/25/2036		50	36
6.500% due 05/25/2036		1,231	543
6.500% due 12/25/2036		58	23
6.500% due 08/25/2037		338	141
9.369% due 07/25/2035 •		18	17
Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~		48	21
10.706% due 08/25/2037 ~		46	19
Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		5	4
4.943% due 09/25/2034 •		10	20
Cross Mortgage Trust
5.003% due 11/25/2070 ~		940	936
5.036% due 11/25/2070 ~		3,497	3,484
CSMC Trust
1.756% due 10/25/2066 ~		6,260	5,544
3.431% due 11/10/2032		1,200	1,017
3.500% due 04/26/2038 ~		69	68
3.839% due 04/28/2037 ~		89	84
4.151% due 12/27/2060 ~		2,487	2,480
DBGS Mortgage Trust 5.332% due 10/15/2039 •		1,000	998
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		2,281	2,038
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.173% due 08/25/2047 •		142	134
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 4.093% due 04/25/2037 •		158	112
DSLA Mortgage Loan Trust 4.431% due 07/19/2045 •		3	0
Ellington Financial Mortgage Trust 4.973% due 12/25/2070 þ		4,819	4,813
Eurosail-U.K. PLC 4.815% due 06/13/2045 •	GBP	506	670
First Horizon Alternative Mortgage Securities Trust
4.138% due 01/25/2036 ~		$121	57
4.867% due 04/25/2036 ~		36	29
First Horizon Mortgage Pass-Through Trust 5.707% due 11/25/2037 ~		15	10
GMACM Mortgage Loan Trust 3.850% due 11/19/2035 ~		74	29

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

GreenPoint Mortgage Funding Trust
4.193% due 05/25/2037 •	1,347	1,349
4.193% due 12/25/2046 •	152	154
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	5,000	4,682
GSC Capital Corp. Mortgage Trust 4.153% due 05/25/2036 •	44	43
GSR Mortgage Loan Trust
4.271% due 04/25/2035 ~	14	12
4.860% due 09/25/2035 ~	44	42
4.904% due 04/25/2035 ~	12	11
5.100% due 09/25/2035 ~	13	11
6.118% due 11/25/2035 ~	84	40
6.290% due 09/25/2034 ~	20	20
HarborView Mortgage Loan Trust
4.171% due 01/19/2038 •	19	17
4.201% due 12/19/2036 •	4,350	3,661
4.231% due 05/19/2035 •	961	936
4.271% due 12/19/2036 •	2,219	2,179
4.291% due 01/19/2036 •	71	45
4.291% due 01/19/2038 •	23	37
4.299% due 06/19/2036 ~	114	46
4.471% due 01/19/2035 •	15	15
4.611% due 07/19/2045 •	21	18
5.033% due 12/19/2035 ~	61	29
IndyMac IMSC Mortgage Loan Trust 4.153% due 07/25/2047 •	156	106
IndyMac INDA Mortgage Loan Trust 3.469% due 08/25/2036 ~	1,190	913
IndyMac INDB Mortgage Loan Trust 4.393% due 11/25/2035 •	111	64
IndyMac INDX Mortgage Loan Trust
3.179% due 06/25/2037 ~	47	39
3.417% due 06/25/2036 ~	622	541
3.533% due 06/25/2036 ~	3,166	2,193
3.606% due 10/25/2035 ~	407	325
3.626% due 08/25/2035 ~	414	307
3.706% due 11/25/2035 ~	65	63
3.844% due 09/25/2035 ~	41	33
4.173% due 09/25/2046 •	64	60
4.512% due 06/25/2035 ~	15	14
JP Morgan Alternative Loan Trust
4.113% due 10/25/2036 •	2,175	2,067
4.287% due 06/27/2037 •	1,165	660
4.513% due 12/25/2036 ~	1	1
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,940	2,729
7.235% due 10/05/2040	3,200	3,312
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	7,987	6,946
4.730% due 11/25/2035 ~	30	23
4.869% due 06/25/2037 ~	51	38
5.198% due 11/25/2035 ~	21	17
5.265% due 01/25/2037 ~	6	5
5.818% due 07/25/2035 ~	53	54
6.000% due 01/25/2036	94	43
6.222% due 07/25/2035 ~	16	16
6.840% due 09/25/2034 ~	39	39
Lavender Trust 6.250% due 10/26/2036	202	85
Legacy Mortgage Asset Trust 5.750% due 07/25/2061 þ	1,395	1,396
Lehman Mortgage Trust
4.324% due 12/25/2035 ~	172	25
5.081% due 01/25/2036 ~	28	27
6.000% due 07/25/2036	55	26
Lehman XS Trust
4.063% due 02/25/2036 •	3,151	3,024
4.173% due 11/25/2046 •	6,637	5,999
4.193% due 08/25/2046 •	19	21
4.273% due 11/25/2046 •	7	10
Luminent Mortgage Trust
4.133% due 12/25/2036 •	308	276
4.193% due 10/25/2046 •	77	71
MASTR Adjustable Rate Mortgages Trust 4.273% due 05/25/2037 •	78	31
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	582	371
8.000% due 07/25/2035	565	381
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.387% due 10/20/2029 •	7	7
Merrill Lynch Alternative Note Asset Trust
4.113% due 01/25/2037 •	99	30
4.393% due 03/25/2037 •	707	163
6.000% due 05/25/2037	114	84

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.253% due 04/25/2029 •		6	6
4.453% due 09/25/2029 •		1	1
4.453% due 11/25/2029 •		13	11
5.033% due 07/25/2029 •		4	4
5.170% due 02/25/2036 ~		10	10
5.277% due 11/25/2035 •		20	20
6.250% due 10/25/2036		978	333
MFA Trust 5.675% due 05/27/2070 þ		3,061	3,077
Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		5,000	4,432
3.912% due 09/09/2032		3,180	2,948
Morgan Stanley Dean Witter Capital I, Inc. Trust 4.937% due 03/25/2033 ~		12	11
Morgan Stanley Mortgage Loan Trust
3.468% due 07/25/2035 ~		940	848
4.113% due 01/25/2035 •		8	8
5.699% due 06/25/2036 ~		7	7
6.000% due 10/25/2037		67	34
Morgan Stanley Re-REMICS Trust
3.065% due 03/26/2037 þ		39	41
3.264% due 02/26/2037 •		73	70
5.500% due 10/26/2035 ~		4,442	2,652
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 01/25/2064 þ		4,136	3,999
NAAC Reperforming Loan REMICS Trust 7.500% due 03/25/2034		213	201
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ		7,097	7,155
NLT Trust 1.162% due 08/25/2056 ~		2,887	2,538
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.000% due 02/25/2036 ~		21	0
Nomura Resecuritization Trust 6.500% due 10/26/2037		4,378	1,748
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •		1,200	1,198
OBX Trust
5.530% due 10/25/2064 þ		5,388	5,411
7.045% due 09/25/2063 þ		1,242	1,249
7.159% due 10/25/2063 þ		2,765	2,788
Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		3,818	3,699
4.150% due 01/25/2070 þ		3,670	3,559
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	54,300	37,464
5.713% due 12/30/2057 «(a)		3,600	2,484
5.863% due 12/30/2057 «(a)		2,500	1,725
6.163% due 12/30/2057 «(a)		1,300	897
6.563% due 12/30/2057 «(a)		1,000	690
RALI Trust
4.093% due 08/25/2035 •		$63	43
4.133% due 12/25/2036 •		132	123
4.193% due 05/25/2047 •		50	47
4.213% due 06/25/2037 •		41	38
4.293% due 08/25/2037 •		85	83
4.593% due 10/25/2045 •		49	34
4.678% due 02/25/2035 ~		135	121
5.787% due 02/25/2036 ~		72	63
6.000% due 09/25/2035		433	385
6.000% due 06/25/2036		2,008	1,649
8.000% due 04/25/2036 •		52	44
Residential Asset Securitization Trust
6.000% due 06/25/2036		167	61
6.000% due 11/25/2036		123	40
6.000% due 03/25/2037		96	29
6.250% due 11/25/2036		84	29
6.500% due 04/25/2037		1,138	301
RFMSI Trust
5.020% due 03/25/2035 ~		665	419
6.000% due 09/25/2036		84	67
STARM Mortgage Loan Trust 6.115% due 02/25/2037 ~		42	39
Starwood Mortgage Residential Trust 0.943% due 05/25/2065 ~		544	519
Structured Adjustable Rate Mortgage Loan Trust
4.113% due 10/25/2035 •		421	407
4.243% due 09/25/2036 ~		1,390	936
4.251% due 07/25/2037 ~		3	2
4.297% due 10/25/2036 ~		75	36
4.414% due 02/25/2036 ~		132	101
4.528% due 06/25/2034 •		112	111
5.176% due 10/25/2034 ~		3	3
5.259% due 05/25/2035 •		168	133

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •		63	24
4.153% due 09/25/2047 •		29	28
4.173% due 06/25/2036 •		1,122	1,107
4.173% due 07/25/2046 •		252	179
4.173% due 09/25/2047 •		287	268
4.193% due 05/25/2036 •		355	298
4.213% due 09/25/2047 •		535	497
4.233% due 05/25/2046 •		673	214
4.313% due 05/25/2046 •		27	17
4.491% due 03/19/2034 •		72	69
4.491% due 02/19/2035 •		44	43
5.148% due 02/25/2036 •		176	153
Structured Asset Mortgage Investments Trust 4.531% due 12/19/2033 •		59	60
Suntrust Alternative Loan Trust 6.000% due 12/25/2035		130	121
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		2,577	727
Thornburg Mortgage Securities Trust
4.059% due 09/25/2037 ~		6	6
4.433% due 09/25/2043 •		54	53
4.533% due 09/25/2034 •		10	9
Towd Point Mortgage Trust
3.750% due 02/25/2059 ~		4,063	3,974
4.612% due 10/25/2064 ~		4,153	4,120
VASA Trust 4.687% due 07/15/2039 •		1,000	983
Verus Securitization Trust
2.824% due 11/25/2066 ~		2,688	2,466
4.832% due 10/25/2067 ~		2,450	2,430
5.086% due 07/25/2067 ~		2,988	2,981
Wachovia Mortgage Loan Trust LLC 6.627% due 10/20/2035 ~		1	1
WaMu Mortgage Pass-Through Certificates Trust
4.108% due 12/25/2036 ~		540	499
4.136% due 12/25/2036 ~		55	50
4.333% due 12/25/2045 •		2	2
4.433% due 01/25/2045 •		68	66
4.517% due 08/25/2036 ~		43	41
4.533% due 11/25/2034 •		55	54
4.559% due 02/25/2047 •		959	901
4.573% due 10/25/2044 •		309	306
4.609% due 06/25/2047 •		22	22
4.613% due 11/25/2045 •		80	76
4.669% due 07/25/2047 •		7,155	6,109
4.773% due 11/25/2034 •		152	149
4.859% due 08/25/2046 •		447	422
5.059% due 11/25/2042 •		6	6
5.192% due 08/25/2033 ~		68	67
5.359% due 11/25/2046 •		136	113
Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ		118	30
4.243% due 05/25/2035 •		164	138
4.559% due 04/25/2047 •		187	157
4.629% due 04/25/2047 •		273	230
Wells Fargo Alternative Loan Trust 6.578% due 07/25/2037 ~		17	16
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		19	17
6.487% due 10/25/2036 ~		92	86

Total Non-Agency Mortgage-Backed Securities (Cost $285,624)			272,393

ASSET-BACKED SECURITIES 27.3%
AUTOMOBILE SEQUENTIAL 0.2%
Carvana Auto Receivables Trust
4.610% due 11/10/2027		150	149
5.330% due 07/10/2029		734	739
Citizens Auto Receivables Trust 5.840% due 01/18/2028		477	479
Ford Auto Securitization Trust 4.972% due 03/15/2030	CAD	2,400	1,764
Octane Receivables Trust 6.440% due 03/20/2029		$256	257

			3,388

CMBS OTHER 2.7%
ACRES Commercial Realty Issuer LLC 0.000% due 08/18/2044 •		5,000	4,997
ACRES LLC 5.299% due 08/18/2040 •		9,900	9,935

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

FS Rialto Issuer LLC 0.000% due 01/19/2044 •	6,900	6,901
Greystone CRE Notes LLC 5.154% due 01/15/2043 •	7,000	7,003
LMNT CRE LLC 5.225% due 07/21/2043 •	7,700	7,705
MF1 LLC 5.000% due 02/18/2040 •	5,500	5,486
MF1 Ltd. 5.027% due 02/19/2037 •	862	863
Starwood LLC 5.127% due 11/19/2042 •	9,000	9,001

		51,891

HOME EQUITY OTHER 9.3%
Aames Mortgage Investment Trust 4.573% due 10/25/2035 •	24	24
ABFC Trust
4.073% due 11/25/2036 •	7,081	4,487
4.793% due 06/25/2037 •	124	107
Accredited Mortgage Loan Trust 4.053% due 09/25/2036 •	502	501
ACE Securities Corp. Home Equity Loan Trust
4.013% due 12/25/2036 •	279	70
4.073% due 07/25/2036 •	87	73
4.103% due 08/25/2036 •	141	138
4.393% due 02/25/2036 •	1	1
4.408% due 12/25/2035 •	1,253	1,205
4.453% due 11/25/2035 •	6	7
4.693% due 12/25/2034 •	78	72
4.723% due 02/25/2036 •	45	43
4.768% due 06/25/2034 •	259	249
Aegis Asset-Backed Securities Trust
4.438% due 12/25/2035 •	123	118
4.513% due 06/25/2035 •	47	46
4.793% due 03/25/2035 •	21	21
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 11/25/2035 •	14	14
4.903% due 03/25/2035 •	85	84
Amortizing Residential Collateral Trust 4.793% due 10/25/2034 •	60	59
Argent Securities Trust
3.943% due 09/25/2036 •	706	229
4.173% due 03/25/2036 •	259	147
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.253% due 01/25/2036 •	60	59
4.433% due 01/25/2036 •	2,444	2,310
Asset-Backed Securities Corp. Home Equity Loan Trust
3.921% due 12/25/2036 •	6,300	5,921
4.693% due 06/25/2035 •	34	34
Bear Stearns Asset-Backed Securities I Trust
4.253% due 02/25/2037 •	9,757	9,543
4.843% due 11/25/2035 •	70	72
4.843% due 08/25/2037 •	3,905	3,555
5.043% due 08/25/2037 •	3	2
Bear Stearns Asset-Backed Securities Trust
4.693% due 03/25/2034 •	1,325	1,417
4.973% due 06/25/2043 •	394	393
Carrington Mortgage Loan Trust
4.013% due 01/25/2037 •	1,200	948
4.053% due 02/25/2037 •	2,735	2,642
4.843% due 05/25/2035 •	141	138
CIT Mortgage Loan Trust 5.293% due 10/25/2037 •	3,611	3,663
Citigroup Mortgage Loan Trust, Inc.
3.643% due 07/25/2035 •	1,000	891
3.963% due 05/25/2037 •	9,529	8,569
4.528% due 09/25/2035 •	37	37
Countrywide Asset-Backed Certificates
4.293% due 01/25/2046 •	2,647	2,533
4.693% due 03/25/2047 •	43	33
Countrywide Asset-Backed Certificates Trust
3.370% due 03/25/2036 •	132	131
3.627% due 04/25/2035 •	19	19
3.993% due 06/25/2047 •	9,997	9,027
4.023% due 10/25/2047 •	1	1
4.043% due 06/25/2047 •	110	108
4.053% due 04/25/2046 •	2,517	2,389
4.073% due 06/25/2035 •	5,590	5,184
4.073% due 02/25/2037 •	2,996	2,887
4.193% due 09/25/2037 •	2,041	1,915
4.233% due 09/25/2037 •	154	166
4.233% due 09/25/2047 •	356	371
4.242% due 10/25/2046 ~	2,667	2,737
4.693% due 10/25/2034 •	10	10

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

5.293% due 02/25/2035 •	23	23
Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •	7	5
4.008% due 07/25/2037 •	148	99
Delta Funding Home Equity Loan Trust 4.427% due 08/15/2030 •	11	11
EMC Mortgage Loan Trust 4.533% due 05/25/2040 •	4	4
First NLC Trust
2.904% due 05/25/2035 •	539	492
3.863% due 08/25/2037 •	38	19
Fremont Home Loan Trust
3.953% due 08/25/2036 •	172	53
4.093% due 01/25/2037 •	192	88
4.133% due 02/25/2036 •	13	12
4.133% due 02/25/2037 •	651	193
4.333% due 02/25/2036 •	300	281
4.333% due 04/25/2036 •	2,482	2,258
4.583% due 12/25/2029 •	4	3
GSAA Home Equity Trust 4.033% due 04/25/2047 •	39	37
GSAMP Trust
3.883% due 01/25/2037 •	1,839	1,132
3.933% due 01/25/2037 •	33,257	20,697
4.033% due 12/25/2036 •	1,378	681
4.073% due 12/25/2036 •	5,904	3,151
4.093% due 09/25/2036 •	2,557	878
4.093% due 12/25/2046 •	409	203
4.193% due 11/25/2036 •	352	163
4.253% due 12/25/2046 •	123	61
4.273% due 06/25/2036 •	167	91
4.333% due 04/25/2036 •	207	136
5.443% due 10/25/2034 •	12	12
Home Equity Asset Trust 4.888% due 05/25/2035 •	7	7
Home Equity Loan Trust
4.023% due 04/25/2037 •	275	269
4.133% due 04/25/2037 •	500	450
Home Equity Mortgage Loan Asset-Backed Trust
3.933% due 11/25/2036 •	186	176
3.953% due 11/25/2036 •	149	139
4.113% due 04/25/2037 •	152	136
HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •	183	44
4.133% due 12/25/2036 •	835	190
4.233% due 12/25/2036 •	557	127
4.573% due 11/25/2035 •	1,662	1,575
JP Morgan Mortgage Acquisition Trust
4.198% due 07/25/2036 •	79	78
6.337% due 08/25/2036 þ	80	47
Lehman ABS Mortgage Loan Trust
3.883% due 06/25/2037 •	138	91
3.993% due 06/25/2037 •	111	74
Long Beach Mortgage Loan Trust
4.843% due 06/25/2035 •	233	230
5.068% due 02/25/2035 •	5,089	5,045
5.218% due 03/25/2032 •	7	12
MASTR Asset-Backed Securities Trust
4.013% due 08/25/2036 •	128	44
4.093% due 08/25/2036 •	211	73
4.153% due 02/25/2036 •	271	97
4.233% due 11/25/2036 •	3,181	1,865
4.273% due 06/25/2036 •	117	39
4.273% due 08/25/2036 •	126	44
4.293% due 11/25/2035 •	6,326	3,532
4.363% due 01/25/2036 •	63	63
4.543% due 12/25/2034 •	9	10
4.543% due 10/25/2035 •	157	156
Merrill Lynch Mortgage Investors Trust
4.273% due 08/25/2037 •	614	300
4.693% due 02/25/2047 •	701	405
Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 10/25/2036 •	65	29
3.903% due 10/25/2036 •	530	277
3.933% due 10/25/2036 •	1,944	848
3.933% due 11/25/2036 •	168	80
3.943% due 10/25/2036 •	155	81
3.943% due 11/25/2036 •	824	486
3.973% due 03/25/2037 •	293	118
3.993% due 02/25/2037 •	97	43
4.013% due 11/25/2036 •	1,008	481
4.043% due 03/25/2037 •	293	118
4.093% due 06/25/2036 •	434	333
4.093% due 09/25/2036 •	307	105
4.393% due 12/25/2035 •	8,945	8,486
4.413% due 12/25/2035 •	55	55

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

4.693% due 05/25/2034 •	49	48
4.783% due 06/25/2035 •	9	9
4.843% due 04/25/2035 •	122	116
5.043% due 07/25/2037 •	400	358
Morgan Stanley Capital I, Inc. Trust 4.373% due 01/25/2036 •	304	298
Morgan Stanley Dean Witter Capital I, Inc. Trust 5.143% due 02/25/2033 •	132	144
Morgan Stanley Home Equity Loan Trust
3.963% due 04/25/2037 •	406	208
4.023% due 04/25/2037 •	135	69
4.113% due 04/25/2036 •	68	47
Morgan Stanley Mortgage Loan Trust
5.299% due 11/25/2036 •	206	79
6.465% due 09/25/2046 þ	267	86
New Century Home Equity Loan Trust 4.768% due 10/25/2033 •	552	552
Newcastle Mortgage Securities Trust
4.023% due 04/25/2037 •	287	286
4.133% due 04/25/2037 •	4,292	4,083
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	139	24
NovaStar Mortgage Funding Trust 4.093% due 06/25/2036 •	71	53
Option One Mortgage Loan Trust
3.963% due 05/25/2037 •	8,464	4,580
4.073% due 01/25/2037 •	43	25
4.123% due 04/25/2037 •	88	44
4.233% due 01/25/2037 •	172	100
4.333% due 01/25/2036 •	244	233
4.558% due 08/25/2035 •	183	180
Option One Mortgage Loan Trust Asset-Backed Certificates 4.483% due 11/25/2035 •	1,074	1,047
Ownit Mortgage Loan Trust 4.693% due 10/25/2036 •	93	92
Park Place Securities, Inc. 4.528% due 09/25/2035 •	100	99
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.009% due 07/25/2035 •	852	831
4.528% due 08/25/2035 •	71	71
4.528% due 09/25/2035 •	82	82
4.843% due 10/25/2034 •	94	94
4.918% due 03/25/2035 •	56	55
5.593% due 12/25/2034 •	2,473	2,482
People's Financial Realty Mortgage Securities Trust 3.933% due 09/25/2036 •	331	77
RAAC Trust 4.493% due 11/25/2046 •	250	234
RCKT Mortgage Trust
4.966% due 11/25/2055 þ	3,789	3,770
5.582% due 12/25/2044 þ	1,434	1,441
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,275
5.608% due 05/25/2036 þ	9,550	4,064
5.812% due 11/25/2036 þ	513	161
6.254% due 08/25/2036 þ	9,184	3,309
7.238% due 09/25/2037 þ	202	77
Residential Asset Securities Corporation Trust
4.053% due 11/25/2036 •	185	174
4.133% due 11/25/2036 •	199	188
4.453% due 12/25/2035 •	76	67
4.473% due 04/25/2037 •	777	757
Securitized Asset-Backed Receivables LLC Trust
2.801% due 01/25/2036 þ	37	32
3.973% due 07/25/2036 •	179	57
4.113% due 07/25/2036 •	175	56
4.273% due 07/25/2036 •	599	193
4.333% due 03/25/2036 •	86	81
4.468% due 01/25/2035 •	15	14
SG Mortgage Securities Trust
4.113% due 07/25/2036 •	26,984	5,590
4.468% due 10/25/2035 •	191	191
Soundview Home Loan Trust
3.873% due 06/25/2037 •	33	22
3.973% due 07/25/2037 •	1,102	1,016
4.013% due 02/25/2037 •	259	68
4.153% due 02/25/2037 •	363	96
4.293% due 06/25/2036 •	415	414
4.743% due 10/25/2037 •	184	146
Structured Asset Investment Loan Trust
4.393% due 01/25/2036 •	25	25
4.693% due 05/25/2035 •	146	145
4.723% due 09/25/2034 •	91	81
4.918% due 07/25/2033 •	8	8
5.068% due 12/25/2034 •	1,138	1,121

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
3.943% due 09/25/2036 •	22	22
4.213% due 02/25/2037 •	146	144
4.253% due 01/25/2037 •	1,583	912
Structured Asset Securities Corp. Trust 4.483% due 09/25/2035 •	229	222
WaMu Asset-Backed Certificates Trust
4.018% due 05/25/2037 •	4,540	4,340
4.033% due 05/25/2037 •	884	801
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 4.393% due 04/25/2034 •	64	63

		181,970

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.013% due 01/25/2037 •	280	157
4.113% due 01/25/2037 •	177	99
4.233% due 01/25/2037 •	106	59
JP Morgan Mortgage Acquisition Trust 4.053% due 03/25/2037 •	53	53
Morgan Stanley Mortgage Loan Trust
4.253% due 02/25/2037 •	95	18
4.513% due 04/25/2037 •	193	51
Structured Asset Securities Corp. Mortgage Loan Trust
4.133% due 12/25/2036 •	23	23
5.593% due 08/25/2037 •	2	1
Towd Point Mortgage Trust 4.961% due 01/25/2066 þ	2,540	2,526

		2,987

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 7.060% due 02/01/2031 ~	144	132

WHOLE LOAN COLLATERAL 0.7%
Bear Stearns Asset-Backed Securities I Trust 11.030% due 03/25/2036 •	180	46
Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •	60	57
4.831% due 07/25/2036 ~	1	1
4.886% due 10/25/2036 ~	30	13
4.993% due 06/25/2036 •	600	608
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~	5	5
Citigroup Mortgage Loan Trust, Inc.
4.193% due 11/25/2046 •	46	45
6.851% due 05/25/2036 þ	116	41
First Franklin Mortgage Loan Trust
4.073% due 12/25/2036 •	190	74
4.113% due 04/25/2036 •	74	73
4.273% due 04/25/2036 •	400	373
4.273% due 08/25/2036 •	81	78
4.513% due 11/25/2035 •	79	75
4.738% due 03/25/2035 •	14	16
4.978% due 12/25/2034 •	886	907
4.993% due 01/25/2035 •	28	29
5.218% due 10/25/2034 •	178	180
Lehman XS Trust 3.963% due 02/25/2037 •	735	640
RAAC Trust
4.393% due 06/25/2044 •	16	15
4.393% due 09/25/2045 •	296	294
5.293% due 09/25/2047 •	372	377
Residential Asset Mortgage Products Trust
4.353% due 09/25/2036 •	54	51
4.393% due 05/25/2036 •	509	436
4.433% due 01/25/2036 •	307	289
Securitized Asset-Backed Receivables LLC Trust
4.073% due 05/25/2036 •	3,609	1,937
4.293% due 05/25/2036 •	750	403
4.453% due 08/25/2035 •	74	58
4.753% due 01/25/2036 •	21	20
Specialty Underwriting & Residential Finance Trust
4.093% due 09/25/2037 •	6,601	4,614
4.093% due 11/25/2037 •	563	308
4.333% due 04/25/2037 •	102	76
4.393% due 12/25/2036 •	578	566

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

4.768% due 12/25/2035 •		19	19

			12,724

OTHER ABS 14.3%
AASET MT-1 Ltd. 5.522% due 02/16/2050		4,259	4,257
Anchorage Capital CLO 21 Ltd. 4.718% due 10/20/2034 •		4,300	4,302
Anchorage Credit Funding 20 Ltd. 4.896% due 04/25/2042 (a)		8,900	8,900
ARES XXVII CLO Ltd. 4.821% due 10/28/2034 •		4,600	4,606
Atlantic Avenue Ltd. 4.928% due 01/20/2035 •		6,200	6,203
Atlas Senior Loan Fund XV Ltd. 4.891% due 10/23/2032 •		3,888	3,895
Atlas Senior Loan Fund XVIII Ltd. 4.778% due 01/18/2035 •		2,100	2,097
Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		3,700	3,701
4.700% due 10/21/2034 •		3,200	3,200
4.728% due 07/24/2034 •		2,000	2,001
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		3,000	3,000
Carlyle Global Market Strategies CLO Ltd. 4.758% due 07/20/2034 •		6,000	6,004
CarVal CLO III Ltd. 4.658% due 07/20/2032 •		6,205	6,201
Cedar Funding VI CLO Ltd. 4.758% due 04/20/2034 •		15,100	15,111
DataBank Issuer II LLC 5.180% due 09/27/2055		3,000	2,916
Domino's Pizza Master Issuer LLC
4.930% due 07/25/2055		10,600	10,579
5.217% due 07/25/2055		6,700	6,681
Dryden 27 R Euro CLO DAC 2.676% due 04/15/2033 •	EUR	3,589	4,153
Dryden 95 CLO Ltd. 4.696% due 08/20/2034 •		$3,600	3,601
ECMC Group Student Loan Trust 4.526% due 02/27/2068 •		3,518	3,501
Elevation CLO Ltd. 4.798% due 07/25/2034 •		7,000	7,007
Fortress Credit BSL VII Ltd. 4.761% due 07/23/2032 •		992	993
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		2,336	2,339
Hayfin Emerald CLO X DAC 3.286% due 10/18/2039 •	EUR	1,000	1,155
ICG Euro CLO DAC 3.320% (EUR003M + 1.290%) due 01/26/2038 ~		1,500	1,733
IFC Emerging Markets Securitization Ltd. 4.971% due 12/31/2035 •		$3,866	3,871
Invesco Euro CLO I DAC 2.666% due 07/15/2031 •	EUR	375	434
LCM 31 Ltd. 4.948% due 07/20/2034 •		$5,600	5,607
LCM 35 Ltd. 4.752% due 10/15/2034 •		11,900	11,882
LCM 36 Ltd. 4.742% due 01/15/2034 •		2,000	2,001
MACH 1 Cayman Ltd. 3.474% due 10/15/2039		366	363
Madison Park Euro Funding XIV DAC 2.816% due 07/15/2032 •	EUR	5,643	6,514
Madison Park Funding XLIX Ltd. 4.718% due 10/19/2034 •		$5,300	5,302
Madison Park Funding XLVI Ltd. 4.672% due 10/15/2034 •		4,900	4,897
Marble Point CLO XXIV Ltd. 4.753% due 04/20/2035 •		3,100	3,101
METAL LLC 4.581% due 10/15/2042		2,416	1,691
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		11,200	11,214
Navient Student Loan Trust 7.230% due 03/15/2072		2,200	2,375
Nelnet Student Loan Trust
4.610% due 02/21/2061		7,097	7,011
4.670% due 06/22/2065		8,026	7,946
5.873% due 02/20/2041 •		2,246	2,294
OAK Hill European Credit Partners V DAC 3.013% due 01/21/2035 •	EUR	4,000	4,621
OFSI BSL X Ltd. 4.938% due 04/20/2034 •		$3,700	3,705

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		225	226
Palmer Square European Loan Funding DAC
3.047% due 07/15/2035 •	EUR	2,300	2,659
3.984% due 02/15/2035 •		2,100	2,432
Pikes Peak CLO 2 4.888% due 10/11/2034 •		$8,200	8,211
PPM CLO 5 Ltd. 4.848% due 10/18/2034 •		2,300	2,303
QTS Issuer ABS II LLC 5.044% due 10/05/2055		2,500	2,453
RNL PH Owner LLC 4.910% due 03/20/2056		2,900	2,859
Rockford Tower Europe CLO DAC 3.271% due 08/29/2036 •	EUR	1,400	1,617
Romark CLO V Ltd. 4.862% due 01/15/2035 •		$5,600	5,596
Romark Credit Funding Ltd. 5.423% due 07/29/2043		2,700	2,715
Sculptor CLO XXVII Ltd. 4.809% due 04/20/2037 •		3,100	3,097
Slam Ltd. 5.335% due 09/15/2049		3,656	3,650
SLM Private Education Loan Trust 8.537% due 10/15/2041 •		1,259	1,322
SMB Private Education Loan Trust 3.500% due 12/16/2041		500	492
Symphony CLO XXV Ltd. 4.718% due 04/19/2034 •		2,900	2,902
TCW CLO AMR Ltd. 4.954% due 08/16/2034 •		7,100	7,109
Trinitas CLO XIX Ltd. 4.778% due 10/20/2033 •		2,101	2,101
Trinitas Euro CLO I DAC 3.226% due 07/15/2039 •	EUR	2,100	2,427
UPG HI Issuer Trust 5.000% due 09/25/2047		$7,043	7,007
VB-S1 Issuer LLC 3.706% due 02/15/2057		1,400	1,284
Verdelite Static CLO Ltd. 4.798% due 07/20/2032 •		4,570	4,574
Voya CLO Ltd. 4.728% due 04/20/2034 •		7,100	7,105
Wave LLC 3.597% due 09/15/2044		1,005	987

			278,093

Total Asset-Backed Securities (Cost $565,809)			531,185

SOVEREIGN ISSUES 8.3%
Brazil Government International Bonds 6.125% due 03/15/2034		11,500	11,508
Canada Government Bonds 3.250% due 12/01/2034	CAD	7,800	5,549
Costa Rica Government International Bonds 6.001% due 01/16/2036	EUR	2,250	2,680
European Union 2.875% due 10/05/2029		77,600	89,689
Japan Government Thirty Year Bonds 3.200% due 09/20/2055	JPY	3,010,000	17,433
Mexico Government International Bonds 6.000% due 05/13/2030		$1,600	1,655
Peru Government International Bonds 5.400% due 08/12/2034	PEN	600	164
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	30,174	1,433
8.750% due 01/31/2044		36,814	1,976
8.750% due 02/28/2048		22,640	1,211
8.875% due 02/28/2035		444,988	25,845
9.000% due 01/31/2040		36,655	2,039

Total Sovereign Issues (Cost $154,615)			161,182

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(f)		1,575	37
Foresea Holdings SA «		623	14

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Total Common Stocks (Cost $32)		51

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	6,000,000	6,033
Compeer Financial ACA 7.875% due 02/15/2031 •(e)	9,000,000	9,222
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(e)	2,500,000	2,614

Total Preferred Securities (Cost $17,500)		17,869

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
3.681% due 04/16/2026 - 06/23/2026 (b)(c)(k)	$700	696

Total Short-Term Instruments (Cost $697)		696

Total Investments in Securities (Cost $2,694,802)		2,652,016

	SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	16,240,602	$158,167

Total Short-Term Instruments (Cost $158,172)		158,167

Total Investments in Affiliates (Cost $158,172)		158,167

Total Investments 144.4% (Cost $2,852,974)		$2,810,183
Financial Derivative Instruments (h)(j) 0.6%(Cost or Premiums, net $7,294)		10,844
Other Assets and Liabilities, net (45.0)%		(874,729)

Net Assets 100.0%		$1,946,298

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Principal amount of security is adjusted for inflation.
(e)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)					RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Blue Cross & Blue Shield of Minnesota4.850% due 09/30/2030			10/03/2025	$4,700	$4,627	0.24%
Deloitte LLP5.410% due 01/30/2032			10/30/2024	1,800	1,806	0.09
Deloitte LLP5.590% due 01/30/2035			10/30/2024	1,100	1,095	0.06
Deloitte LLP5.970% due 01/30/2045			10/30/2024	900	869	0.04
Drillco Holdings Luxembourg SA			06/08/2023	32	37	0.00
Morgan Stanley0.000% due 04/02/2032			02/11/2020	7,232	5,961	0.31
Royal Bank of Scotland International Ltd.4.660% due 12/16/2028			11/18/2025	6,000	5,923	0.30

				$21,764	$20,318	1.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	3.500%		02/25/2026	TBD(2)	$(5,645)	$(5,664)
MSR	3.550		03/31/2026	04/01/2026	(46,440)	(46,440)
MSR	3.660		04/01/2026	04/02/2026	(46,680)	(46,680)

Total Reverse Repurchase Agreements						$(98,784)

(g)					Securities with an aggregate market value of $51,971 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(16,443) at a weighted average interest rate of 2.634%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	951	$70,702	$(425)	$665	$0
Canada Government 10-Year Bond June Futures	06/2026	115	9,921	(194)	40	0
Long Guilt June Futures	06/2026	545	63,328	(1,472)	476	0
U.S. Treasury 2-Year Note June Futures	06/2026	6,805	1,411,665	1,526	532	0
U.S. Treasury 5-Year Note June Futures	06/2026	11,450	1,238,657	(17,543)	1,610	0
U.S. Treasury 10-Year Note June Futures	06/2026	844	93,724	(1,744)	198	0
U.S. Treasury Long-Term Bond June Futures	06/2026	1,025	116,722	(3,821)	384	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	338	39,398	(1,307)	74	0

				$(24,980)	$3,979	$0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2026	2,770		$(314,438)	$5,819		$0	$(822)

Total Futures Contracts								$(19,161)		$3,979	$(822)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2027	0.368%		$7,700	$87	$(3)	$84	$1	$0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.160	EUR	1,500	116	(6)	110	0	(11)

							$203	$(9)	$194	$1	$(11)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029		$116,700	$0	$1,069	$1,069	$0	$(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		116,850	0	1,006	1,006	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		150,700	0	1,296	1,296	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		166,800	2,636	(2,853)	(217)	0	(161)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		275,253	899	1,831	2,730	0	(273)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	3	(19)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	94	74	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	114	94	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	127	108	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	165	130	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	149	130	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(22)	197	175	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	274	254	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	262	242	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		48,700	7,902	1,552	9,454	174	0
Pay	1-Year BRL-CDI	13.353	Maturity	01/02/2029	BRL	553,200	0	(1,385)	(1,385)	641	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(2,453)	902	(1,551)	898	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	(1,663)	(1,935)	557	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	328	328	0	(52)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	480	480	0	(77)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	726	726	0	(119)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(147)	(1,548)	0	(115)

							$7,114	$4,527	$11,641	$2,270	$(1,114)

Total Swap Agreements							$7,317	$4,518	$11,835	$2,271	$(1,125)

(i)	Securities with an aggregate market value of $57,609 and cash of $8,977 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	35,889		$26,200	$400	$0
	04/2026	SGD	22		17	0	0
BOA	04/2026	BRL	12,369		2,368	0	(19)
	04/2026	CNH	6,744		978	0	(2)
	04/2026	INR	159,329		1,697	17	0
	04/2026	JPY	745		5	0	0
	04/2026	KRW	1,041,169		709	29	0
	04/2026	PLN	3,504		947	3	0
	04/2026		$2,370	BRL	12,369	18	0
	04/2026		1,697	INR	159,614	0	(17)
	04/2026		1,807	JPY	288,292	10	0
	04/2026		305	MXN	5,622	8	0
	04/2026		3,149	PLN	11,627	0	(17)
	04/2026	ZAR	6		$0	0	0
	05/2026	JPY	287,424		1,807	0	(10)
	06/2026	ILS	19,047		6,133	62	0
	06/2026	MXN	34,566		1,928	12	0
	06/2026		$906	BRL	4,808	10	0
BPS	04/2026	AUD	4,101		$2,922	92	0
	04/2026	BRL	27,011		5,175	0	(39)
	04/2026	CNH	2,278		331	0	0
	04/2026	ILS	6,851		2,219	39	0
	04/2026	KRW	1,550,762		1,035	21	0
	04/2026	THB	158,281		4,892	90	(3)
	04/2026		$4,384	AUD	6,267	0	(60)
	04/2026		5,210	BRL	27,011	5	0
	04/2026		930	GBP	688	0	(19)
	04/2026		8,800	IDR	148,918,489	0	(41)
	04/2026		1,635	ILS	5,177	12	0
	04/2026		7,020	INR	650,073	0	(171)
	04/2026		711	KRW	1,062,291	0	(17)
	04/2026		2,502	PLN	9,023	0	(71)
	04/2026		79	SGD	101	0	0
	04/2026		1	THB	29	0	0
	04/2026		6,001	TWD	191,819	9	(1)
	04/2026	ZAR	15,140		$894	0	0
	05/2026	ILS	5,172		1,635	0	(12)
	05/2026	INR	523,683		5,535	31	0
	05/2026	SGD	101		79	0	0
	05/2026	TWD	120,257		3,732	0	(38)
	05/2026		$2,160	BRL	11,338	16	0
	05/2026		2,769	IDR	47,132,727	3	0
	05/2026		552	THB	18,121	0	(1)
	06/2026	IDR	30,204,670		$1,795	20	0
	06/2026		$835	IDR	14,069,642	0	(8)
	06/2026		2,264	MXN	39,414	0	(79)
BRC	04/2026	CAD	51		$37	0	0
	04/2026	NOK	339		35	0	0
	04/2026		$139	PLN	500	0	(4)
	04/2026		1,812	SEK	16,445	0	(75)
	04/2026		24,296	TRY	1,093,747	131	0
	04/2026	ZAR	121,168		$7,404	253	0
	05/2026		$37	CAD	51	0	0
	05/2026		13	CHF	10	0	0
	05/2026		1,817	TRY	84,339	2	0
	06/2026	ILS	261		$85	2	0
BSH	04/2026	GBP	1,149		1,530	9	0
	04/2026		$9,974	JPY	1,592,260	59	0
	04/2026		19,868	NZD	34,415	0	(91)
	04/2026		8,794	PLN	31,807	0	(226)
	05/2026	JPY	1,587,463		$9,974	0	(59)
	05/2026	NZD	34,415		19,890	93	0
	05/2026		$1,529	GBP	1,149	0	(9)
CBK	04/2026	AUD	5,173		$3,645	76	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

	04/2026	CAD	5,618		4,138	99	0
	04/2026	CNH	2,308		334	0	(1)
	04/2026	INR	1,216,016		13,011	192	0
	04/2026	NOK	11,345		1,173	1	0
	04/2026	SEK	5,360		576	10	0
	04/2026	THB	192		6	0	0
	04/2026	TWD	8,428		264	0	0
	04/2026		$31,961	INR	2,945,349	0	(933)
	06/2026	IDR	175,195		$10	0	0
	06/2026	ILS	1,813		588	10	0
	06/2026		$581	IDR	9,769,600	0	(7)
	06/2026		3,004	MXN	53,193	0	(53)
	09/2026		782		13,986	0	(13)
DUB	04/2026	CNH	8,629		$1,248	0	(5)
	04/2026	ILS	13,822		4,465	68	0
	04/2026	INR	493,181		5,239	41	(1)
	04/2026		$19,911	AUD	29,025	115	0
	04/2026		2,575	CNH	17,643	0	(14)
	04/2026		5,838	INR	549,928	2	(52)
	04/2026		30,894	SGD	39,464	0	(199)
	04/2026		1,904	THB	62,172	0	(17)
	04/2026		440	TWD	14,017	0	(1)
	05/2026	AUD	29,025		$19,903	0	(115)
	05/2026	SGD	39,376		30,894	198	0
	05/2026		$1,248	CNH	8,608	5	0
	06/2026	THB	62,047		$1,904	11	0
	06/2026	TWD	573		18	0	0
GLM	04/2026	BRL	155,887		29,576	0	(519)
	04/2026	ILS	6,710		2,158	23	0
	04/2026	INR	19,957		219	8	0
	04/2026	THB	101,000		3,169	103	0
	04/2026		$30,360	BRL	166,759	1,834	0
	04/2026		2,314	CNH	15,886	0	(7)
	04/2026		254	IDR	4,296,415	0	(2)
	04/2026		2,588	MXN	47,723	73	0
	04/2026		2,182	THB	71,587	0	(9)
	06/2026	IDR	12,759,328		$757	7	0
	06/2026	THB	71,460		2,182	1	0
	06/2026		$2,712	BRL	14,431	38	0
	06/2026		1,323	IDR	22,386,740	0	(8)
	06/2026		4,339	MXN	75,593	0	(147)
	07/2026		26,864	BRL	144,559	480	0
IND	04/2026	EUR	104,085		$122,902	2,595	0
JPM	04/2026	CNH	13,567		1,962	0	(8)
	04/2026	EUR	3,759		4,316	0	(28)
	04/2026	INR	252,115		2,681	24	0
	04/2026	PLN	10,113		2,751	32	(5)
	04/2026	SGD	30,709		24,368	483	0
	04/2026		$2,681	INR	252,547	0	(24)
	04/2026		8,972	MXN	161,164	27	(17)
	04/2026		49	SGD	64	0	0
	04/2026	ZAR	384,051		$22,935	281	(11)
	05/2026	AUD	3,110		2,131	0	(14)
	05/2026	SGD	64		49	0	0
	05/2026		$1,312	CNH	9,058	6	0
	06/2026	ILS	4,539		$1,469	22	0
	06/2026		$13	IDR	218,221	0	0
	06/2026		4,429	MXN	79,417	0	(25)
MBC	04/2026	AUD	3,990		$2,783	31	0
	04/2026	CHF	308		389	4	0
	04/2026	GBP	2,075		2,777	30	0
	04/2026	JPY	758,353		4,875	97	0
	04/2026	KRW	1,308,562		894	40	0
	04/2026	NOK	1,828		191	2	0
	04/2026	SEK	11,190		1,200	18	0
	04/2026	SGD	8,946		7,024	66	0
	04/2026	THB	49,227		1,540	45	0
	04/2026		$3,685	AUD	5,279	0	(43)
	04/2026		1,065	CHF	830	0	(27)
	04/2026		4,482	GBP	3,350	0	(48)
	04/2026		5,323	JPY	849,695	31	0
	04/2026		775	MXN	14,308	23	0
	04/2026		1,411	NOK	13,511	3	(18)
	04/2026		38	SGD	48	0	0
	05/2026	GBP	875		$1,158	0	0
	05/2026	JPY	611,442		3,835	0	(29)
	05/2026	NOK	2,361		241	0	(3)
	05/2026	SGD	48		38	0	0
	05/2026		$1,709	GBP	1,275	0	(21)
	06/2026	MXN	4,398		$244	0	0
MYI	04/2026	JPY	8,257		53	1	0
	04/2026	PLN	885		250	12	0
	06/2026	IDR	187,125		11	0	0
SCX	04/2026	JPY	318,341		2,041	35	0
	04/2026	NZD	34,415		20,511	734	0
	04/2026	THB	5,343		168	6	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

04/2026	$30,016	CAD	41,558	0	(141)
04/2026	6,457	GBP	4,792	0	(114)
04/2026	4,230	IDR	71,432,010	0	(28)
04/2026	3,463	INR	315,527	0	(137)
04/2026	1,241	JPY	196,700	0	(2)
04/2026	939	PLN	3,396	0	(24)
04/2026	4,026	TWD	128,494	0	(4)
05/2026	CAD	41,500	$30,016	140	0
06/2026	$2,260	IDR	38,103,392	0	(21)
SOG	04/2026	CHF	5,091	$6,594	227	0
04/2026	JPY	1,755,848	11,285	221	0
04/2026	$5,713	CHF	4,580	14	0
04/2026	124,452	EUR	107,844	200	0
04/2026	11	SEK	105	0	0
05/2026	CHF	4,563	$5,713	0	(14)
05/2026	EUR	107,844	124,647	0	(195)
05/2026	SEK	105	11	0	0
06/2026	ILS	5,287	1,719	33	0
SSB	04/2026	AUD	27,307	19,432	592	0
04/2026	GBP	5,606	7,499	78	0
04/2026	JPY	85,620	550	10	0
05/2026	$7,499	GBP	5,606	0	(78)
UAG	04/2026	PLN	5,272	$1,433	13	0
04/2026	$5,438	PLN	19,644	0	(147)
06/2026	ILS	7,849	$2,545	43	0
06/2026	MXN	5,609	313	2	0
06/2026	$3,336	MXN	58,230	0	(107)

Total Forward Foreign Currency Contracts	$11,072	$(4,525)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	2.033%	$500	$(5)	$2	$0	$(3)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	2,100	(18)	15	0	(3)

Total Swap Agreements	$(23)	$17	$0	$(6)

(k)

Securities with an aggregate market value of $1,480 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$5,629	$5,629
Corporate Bonds & Notes
Banking & Finance	0	364,112	14,320	378,432
Industrials	0	184,994	0	184,994
Utilities	0	55,083	0	55,083
Municipal Bonds & Notes
California	0	9,819	0	9,819
Pennsylvania	0	652	0	652
U.S. Government Agencies	0	826,587	0	826,587
U.S. Treasury Obligations	0	207,444	0	207,444
Non-Agency Mortgage-Backed Securities	0	229,133	43,260	272,393
Asset-Backed Securities
Automobile Sequential	0	3,388	0	3,388
CMBS Other	0	51,891	0	51,891
Home Equity Other	0	181,970	0	181,970
Home Equity Sequential	0	2,987	0	2,987

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2026 (Unaudited)

Manufacturing House Sequential	0	132	0	132
Whole Loan Collateral	0	12,724	0	12,724
Other ABS	0	275,093	3,000	278,093
Sovereign Issues	0	161,182	0	161,182
Common Stocks
Industrials	0	0	51	51
Preferred Securities
Banking & Finance	0	17,869	0	17,869
Short-Term Instruments
U.S. Treasury Bills	0	696	0	696

$0	$2,585,756	$66,260	$2,652,016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$158,167	$0	$0	$158,167

Total Investments	$158,167	$2,585,756	$66,260	$2,810,183

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,181	5,069	0	6,250
Over the counter	0	11,072	0	11,072

$1,181	$16,141	$0	$17,322
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,947)	0	(1,947)
Over the counter	0	(4,531)	0	(4,531)

$0	$(6,478)	$0	$(6,478)

Total Financial Derivative Instruments	$1,181	$9,663	$0	$10,844

Totals	$159,348	$2,595,419	$66,260	$2,821,027

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,993	$0	$(264)	$0	$0	$(100)	$0	$0	$5,629	$(112)
Corporate Bonds & Notes
Banking & Finance	14,552	0	0	0	0	(232)	0	0	14,320	(232)
Non-Agency Mortgage-Backed Securities	41,842	0	0	0	0	1,418	0	0	43,260	1,417
Asset-Backed Securities
Other ABS	3,000	0	0	0	0	0	0	0	3,000	0
Common Stocks
Industrials	50	0	0	0	0	1	0	0	51	1

Totals	$65,437	$0	$(264)	$0	$0	$1,087	$0	$0	$66,260	$1,074

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments	$5,629	Indicative Market Quotation	Broker Quote	95.500	—
Corporate Bonds & Notes
Banking & Finance	14,320	Discounted Cash Flow	Discount Rate	5.173-6.285	5.320
Non-Agency Mortgage-Backed Securities	43,260	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	3,000	Discounted Cash Flow	Discount Rate	5.328	—
Common Stocks
Industrials	51	Indicative Market Quotation	Broker Quote	$23.000	—

Total	$66,260

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 205.5% ¤
CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 1.3%
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	200	$229
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	1,872	224
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		770	94
2.000% due 10/01/2053		499	64
Nykredit Realkredit AS
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		15	2
3.000% due 10/01/2053		4,855	701
Realkredit Danmark AS
1.500% due 10/01/2053		2,185	269
2.000% due 10/01/2053		366	44
2.500% due 04/01/2047		10	2
3.000% due 10/01/2053		4,308	623

			2,262

INDUSTRIALS 1.4%
Beignet Investor LLC 6.581% due 05/30/2049		$1,650	1,698
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	200	230
6.375% due 06/15/2051		300	344

			2,272

Total Corporate Bonds & Notes (Cost $4,616)			4,534

U.S. GOVERNMENT AGENCIES 45.4%
Federal Home Loan Mortgage Corp.
5.500% due 11/01/2054		$4,369	4,394
6.000% due 03/01/2054 - 07/01/2054		4,148	4,240
6.040% due 07/01/2036 •		12	12
6.195% due 09/01/2036 •		4	4
Federal Home Loan Mortgage Corp. REMICS
4.812% due 08/25/2055 •		1,480	1,492
4.862% due 08/25/2055 •		3,235	3,268
Federal National Mortgage Association
3.500% due 12/01/2045		6	6
5.114% due 10/01/2044 •		1	1
6.000% due 04/01/2054		3,277	3,350
6.500% due 12/01/2053 - 02/01/2054		2,780	2,876
Federal National Mortgage Association REMICS
4.221% due 02/25/2037 •		7	7
4.692% due 06/25/2055 •		1,509	1,524
4.762% due 07/25/2055 •		3,540	3,552
Government National Mortgage Association REMICS
4.523% due 12/20/2053 •		3,026	3,028
4.573% due 11/20/2073 •		1,164	1,180
4.623% due 09/20/2073 - 10/20/2073 •		5,164	5,252
4.653% due 09/20/2073 •		3,520	3,575
4.773% due 11/20/2073 •		1,549	1,588
4.927% due 08/20/2068 •		236	238
Government National Mortgage Association, TBA 3.500% due 04/01/2056		13,300	12,201
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056		8,900	8,395
4.500% due 05/01/2056		15,300	14,752
6.500% due 06/01/2056		1,000	1,034

Total U.S. Government Agencies (Cost $76,023)			75,969

U.S. TREASURY OBLIGATIONS 133.5%
U.S. Treasury Bonds
4.875% due 08/15/2045		40	40
U.S. Treasury Inflation Protected Securities(a)
0.125% due 02/15/2051		4,247	2,262
0.125% due 02/15/2052		3,037	1,579

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

0.250% due 02/15/2050		2,593	1,470
0.625% due 02/15/2043		3,989	2,942
0.750% due 02/15/2042		4,735	3,652
0.750% due 02/15/2045		2,583	1,857
0.875% due 02/15/2047		1,138	808
1.000% due 02/15/2046		6,163	4,576
1.000% due 02/15/2048		1,696	1,219
1.000% due 02/15/2049		3,528	2,500
1.500% due 02/15/2053		1,969	1,511
1.750% due 01/15/2028		4,587	4,654
2.125% due 02/15/2040		1,745	1,710
2.125% due 02/15/2041		2,480	2,402
2.125% due 02/15/2054		3,391	2,993
2.375% due 02/15/2055 (c)		1,752	1,630
2.375% due 02/15/2056 (c)		702	653
2.500% due 01/15/2029		1,392	1,444
3.375% due 04/15/2032		467	516
3.625% due 04/15/2028		2,634	2,771
0.125% due 04/15/2027		4,953	4,925
0.125% due 01/15/2030 (c)		9,771	9,355
0.125% due 07/15/2030 (c)		7,357	7,005
0.125% due 07/15/2031 (c)		10,520	9,832
0.125% due 01/15/2032 (c)		9,738	8,965
0.250% due 07/15/2029 (c)		7,757	7,546
0.500% due 01/15/2028		6,249	6,203
0.625% due 07/15/2032 (c)		7,947	7,501
0.750% due 07/15/2028 (e)		907	904
0.875% due 01/15/2029		4,894	4,860
1.125% due 10/15/2030 (c)		12,568	12,459
1.125% due 01/15/2033		873	841
1.375% due 07/15/2033		6,853	6,702
1.625% due 10/15/2027		110	112
1.625% due 10/15/2029 (c)		17,570	17,854
1.625% due 04/15/2030 (c)		9,501	9,599
1.750% due 01/15/2034 (c)		9,204	9,169
1.875% due 07/15/2034 (c)		11,090	11,149
1.875% due 07/15/2035 (c)		15,192	15,123
1.875% due 01/15/2036 (c)		7,907	7,814
2.125% due 01/15/2035		6,904	7,023
2.375% due 10/15/2028 (c)		14,546	15,064
U.S. Treasury Notes
4.250% due 08/15/2035		64	63

Total U.S. Treasury Obligations (Cost $236,205)			223,257

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Funding Trust 4.343% due 01/20/2047 ~		256	223
Countrywide Alternative Loan Trust 3.985% due 12/20/2046 •		425	384
Grifonas Finance No. 1 PLC 2.419% due 08/28/2039 •	EUR	34	39
GSR Mortgage Loan Trust 4.860% due 09/25/2035 ~		$4	4
HarborView Mortgage Loan Trust 4.690% due 06/20/2035 •		153	144
IndyMac INDX Mortgage Loan Trust 4.633% due 05/25/2034 •		420	390
MortgageIT Trust 4.798% due 12/25/2034 •		4	4
RALI Trust 4.153% due 06/25/2046 •		198	40

Total Non-Agency Mortgage-Backed Securities (Cost $1,151)			1,228

ASSET-BACKED SECURITIES 11.3%
CMBS OTHER 0.4%
ACRES LLC 5.299% due 08/18/2040 •		600	602

HOME EQUITY OTHER 0.9%
Citigroup Mortgage Loan Trust, Inc.
3.953% due 01/25/2037 •		117	87
4.083% due 09/25/2036 •		140	137
4.483% due 10/25/2035 •		500	475
Home Equity Asset Trust 4.648% due 08/25/2034 •		17	18
Morgan Stanley ABS Capital I, Inc. Trust 4.453% due 01/25/2035 •		126	125
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.558% due 05/25/2035 •		647	647

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

Saxon Asset Securities Trust 2.405% due 05/25/2035 •		16	16

			1,505

OTHER ABS 10.0%
AGL CLO 14 Ltd. 4.800% due 12/02/2034 •		1,600	1,602
Arcano Euro CLO II DAC 3.280% due 07/25/2039 •	EUR	1,700	1,965
Bain Capital Credit CLO Ltd. 4.830% due 07/17/2035 •		$1,700	1,700
Hayfin Emerald CLO VI DAC 3.266% due 10/15/2038 •	EUR	1,500	1,733
Man GLG Euro CLO V DAC 2.840% due 12/15/2031 •		21	25
Massachusetts Educational Financing Authority 5.099% due 04/25/2038 •		$8	8
OCP Euro CLO DAC 3.266% due 07/20/2036 •	EUR	1,700	1,963
Palmer Square European Loan Funding DAC 2.954% due 05/15/2033 •		484	560
Rockford Tower CLO Ltd. 4.798% due 07/20/2034 •		$1,600	1,602
Romark Credit Funding Ltd. 5.423% due 07/29/2043		1,700	1,709
Shackleton CLO Ltd. 4.868% due 07/20/2034 •		1,700	1,702
Symphony CLO XXXII Ltd. 4.821% due 10/23/2035		1,680	1,680
Tikehau CLO V DAC 3.216% due 10/15/2038 •	EUR	500	578

			16,827

Total Asset-Backed Securities (Cost $18,900)			18,934

SOVEREIGN ISSUES 11.4%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (c)	CAD	1,127	837
French Republic Government Bonds OAT 0.100% due 07/25/2031 (c)	EUR	1,099	1,232
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		248	283
1.800% due 05/15/2036 (c)		103	120
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (c)	JPY	451,576	2,855
0.100% due 03/10/2029 (c)		802,023	5,038
Japan Government Thirty Year Bonds 3.400% due 12/20/2055		290,000	1,746
U.K. Gilts 4.000% due 10/22/2031	GBP	5,400	6,971

Total Sovereign Issues (Cost $21,368)			19,082

		SHARES
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720%(b)		761,590	762

Total Short-Term Instruments (Cost $762)			762

Total Investments in Securities (Cost $359,025)			343,766

Total Investments 205.5% (Cost $359,025)			$343,766
Financial Derivative Instruments(d)(f)0.3%(Cost or Premiums, net $113)			570
Other Assets and Liabilities, net (105.8)%			(177,047)

Net Assets 100.0%			$167,289

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Principal amount of security is adjusted for inflation.
(b)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)		Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	3.650%		03/26/2026	04/01/2026	$(5,849)	$(5,852)
	3.750		04/01/2026	04/07/2026	(5,770)	(5,770)
	3.780		03/16/2026	04/06/2026	(1,457)	(1,460)
BPS	3.770		03/09/2026	04/20/2026	(18,070)	(18,114)
	3.770		03/18/2026	04/22/2026	(5,238)	(5,245)
	3.770		03/23/2026	04/20/2026	(114,607)	(114,715)

Total Sale-Buyback Transactions						$(151,156)

(c)				Securities with an aggregate market value of $150,538 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(153,165) at a weighted average interest rate of 3.802%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Payable for sale-buyback transactions includes $(280) of deferred price drop.
(d)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	60	$4,461	$(28)	$42	$0
Brent Crude December Futures	10/2026	1	80	(4)	0	(4)
Cocoa July Futures	07/2026	2	67	0	3	0
Copper July Futures	07/2026	1	142	5	3	0
Euro-BTP Future June Futures	06/2026	105	14,112	(421)	170	0
Euro-Bund June Futures	06/2026	67	9,710	(140)	70	0
Euro-Schatz June Futures	06/2026	85	10,390	8	14	0
Hard Red Winter Wheat September Futures	09/2026	2	66	4	1	0
Iron Ore May Futures	05/2026	3	32	(1)	0	0
Live Cattle June Futures	06/2026	3	292	9	4	0
LME Aluminum July Futures	07/2026	2	173	10	10	0
LME Zinc July Futures	07/2026	3	243	3	5	(2)
RBOB Gasoline September Futures	08/2026	1	111	26	0	(4)
Soybean July Futures	07/2026	5	297	2	2	0
Soybean Meal December Futures	12/2026	3	93	(1)	1	0
Soybean Meal July Futures	07/2026	15	471	(2)	2	0
Soybean Meal May Futures	05/2026	1	32	2	0	0
Soybean November Futures	11/2026	6	347	9	4	0
U.S. Treasury 5-Year Note June Futures	06/2026	124	13,414	(133)	17	0
U.S. Treasury 10-Year Note June Futures	06/2026	64	7,107	(146)	15	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	71	8,054	2	8	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	111	12,938	(317)	24	0
Wheat September Futures	09/2026	3	37	1	1	0
WTI Crude September Futures	08/2026	1	78	9	0	(5)

				$(1,103)	$396	$(15)

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2026	1	$(109)	$0	$0	$(1)
Cocoa September Futures	09/2026	3	(103)	(3)	0	(4)
Corn July Futures	07/2026	23	(538)	(4)	0	(2)
Corn September Futures	09/2026	9	(212)	(9)	0	0
Cotton No. 2 December Futures	12/2026	3	(112)	(8)	0	0
Cotton No. 2 July Futures	07/2026	3	(108)	(5)	0	0
Euro-Bobl June Futures	06/2026	63	(8,405)	96	0	(34)
Euro-Buxl 30-Year Bond June Futures	06/2026	9	(1,147)	(8)	0	(21)
Euro-Oat June Futures	06/2026	111	(15,228)	481	0	(141)
Hard Red Winter Wheat July Futures	07/2026	3	(97)	(6)	0	(1)
Iron Ore July Futures	07/2026	2	(21)	0	0	0
Japan Government 10-Year Bond June Futures	06/2026	6	(4,926)	39	1	(11)
Lean Hogs June Futures	06/2026	5	(210)	6	2	0
LME Lead Futures July Futures	07/2026	7	(334)	4	5	0
LME Nickel July Futures	07/2026	1	(103)	4	4	0
Natural Gas July Futures	06/2026	7	(226)	11	4	0
Natural Gas September Futures	08/2026	2	(66)	2	1	0
Soybean Oil July Futures	07/2026	1	(41)	(1)	0	0
Sugar No. 11 October Futures	09/2026	14	(252)	(31)	2	0
U.S. Treasury 2-Year Note June Futures	06/2026	244	(50,617)	293	1	(15)
U.S. Treasury Long-Term Bond June Futures	06/2026	185	(21,067)	601	0	(70)
Wheat July Futures	07/2026	6	(188)	(10)	0	(2)
Wheat September Futures	09/2026	4	(128)	(14)	0	(1)
White Sugar August Futures	07/2026	1	(23)	(1)	0	0

$1,437	$20	$(303)

Total Futures Contracts	$334	$416	$(318)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	7,200	$(152)	$13	$(139)	$15	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031	11,360	(50)	(434)	(484)	36	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	16	0	16	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	160,000	20	2	22	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	607,000	248	26	274	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	$14,780	(186)	(316)	(502)	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	16,133	53	107	160	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	500	0	5	5	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	17,303	(17)	(33)	(50)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034	550	24	0	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035	2,800	0	17	17	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035	3,400	0	18	18	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035	3,700	0	17	17	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035	4,200	0	11	11	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	1,000	14	10	24	4	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	100	0	2	2	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		914	7	5	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		3,050	189	902	1,091	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	1,368	1,502	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	176	229	7	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	5,600	0	85	85	32	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		17,230	(275)	(352)	(627)	152	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	565	627	0	(6)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	687	688	0	(6)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	1,070	1,188	0	(11)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		1,810	82	(63)	19	0	(20)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		6,250	103	54	157	0	(70)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		1,200	4	15	19	2	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	8	8	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	39	40	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	10	10	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,800	0	63	63	4	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,570	(19)	(593)	(612)	0	(6)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		450	0	13	13	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(7)	(13)	1	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		1,300	(2)	21	19	1	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,100	(2)	20	18	1	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	2	2	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	14	4	2	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	(5)	(5)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	22	22	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		700	5	77	82	4	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	23	23	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	48	52	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		$800	0	76	76	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	85	85	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	63	63	2	0
Pay	CPURNSA	3.464	Maturity	03/31/2027		13,800	15	(131)	(116)	8	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(255)	(255)	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(285)	(285)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(163)	(163)	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	(203)	(203)	1	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		500	1	(86)	(85)	0	0
Receive	CPURNSA	2.312	Maturity	02/24/2031		1,500	1	191	192	0	(1)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(49)	(49)	0	(1)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	2,100	1	41	42	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034		1,500	8	(24)	(16)	0	(9)
Pay	UKRPI	3.466	Maturity	09/15/2034		600	0	(10)	(10)	0	(5)

Total Swap Agreements							$445	$2,966	$3,411	$332	$(193)

(e)	Securities with an aggregate market value of $538 and cash of $3,302 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $26 and liability of $(14) for closed futures is outstanding at period end.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2026		CAD	4,927		$3,597		$55		$0
		04/2026			$5,525		GBP	4,174	0		0
		04/2026			2,458		NZD	4,299	13		0
		05/2026		GBP	4,174		$5,525		0		0
		05/2026		NZD	4,299		2,460		0		(13)
BOA		04/2026		BRL	3		1		0		0
		04/2026		CNH	786		114		0		0
		04/2026		GBP	109		147		2		0
		04/2026		INR	28,709		306		3		0
		04/2026		JPY	833		5		0		0
		04/2026		KRW	87,495		60		3		0
		04/2026		PLN	610		165		1		0
		04/2026		SGD	45		35		1		0
		04/2026			$1		BRL	3	0		0
		04/2026			40		CNH	276	0		0
		04/2026			14,130		EUR	12,215	62		(73)

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

	04/2026		150	ILS	463	0	(3)
	04/2026		306	INR	28,761	0	(3)
	04/2026		5,575	JPY	889,479	30	0
	04/2026		45	MXN	833	1	0
	05/2026	EUR	9,427		$10,852	0	(62)
	05/2026	JPY	886,800		5,575	0	(30)
	06/2026	BRL	3		1	0	0
	06/2026	ILS	1,449		469	8	0
	06/2026	MXN	3,931		219	1	0
	06/2026		$54	ILS	167	0	0
BPS	04/2026	AUD	79		$56	2	0
	04/2026	BRL	2,305		440	0	(5)
	04/2026	CNH	276		40	0	0
	04/2026	EUR	690		816	18	0
	04/2026	ILS	1,034		335	6	0
	04/2026	KRW	206,027		137	3	0
	04/2026	NZD	1,273		753	21	0
	04/2026	PLN	222		60	0	0
	04/2026	THB	30,778		956	22	0
	04/2026		$212	AUD	304	0	(2)
	04/2026		442	BRL	2,305	3	0
	04/2026		1,358	IDR	22,987,086	0	(7)
	04/2026		237	ILS	745	1	(1)
	04/2026		122	INR	11,266	0	(3)
	04/2026		156	KRW	232,960	0	(4)
	04/2026		372	PLN	1,340	0	(11)
	04/2026		10	SGD	13	0	0
	04/2026		0	THB	8	0	0
	04/2026		751	TWD	23,992	1	0
	04/2026	ZAR	3,604		$213	0	0
	05/2026	ILS	524		166	0	(1)
	05/2026	INR	59,846		632	4	0
	05/2026	SGD	13		10	0	0
	05/2026	TWD	13,727		426	0	(4)
	05/2026		$250	BRL	1,312	2	0
	05/2026		315	IDR	5,360,593	0	0
	05/2026		66	THB	2,167	0	0
	06/2026		128	IDR	2,151,826	0	(1)
	06/2026		922	MXN	16,044	0	(32)
BRC	04/2026	CHF	508		$660	25	0
	04/2026	GBP	4,364		5,903	126	0
	04/2026		$28	PLN	101	0	(1)
	04/2026		273	SEK	2,475	0	(11)
	04/2026		422	ZAR	6,900	0	(15)
	05/2026	CHF	405		$508	0	0
	06/2026	ILS	617		201	4	0
CBK	04/2026	AUD	62		44	1	0
	04/2026	CNH	276		40	0	0
	04/2026	EUR	2,357		2,730	6	0
	04/2026	GBP	226		303	4	0
	04/2026	INR	219,112		2,344	35	0
	04/2026	NOK	920		95	0	0
	04/2026	SEK	935		100	2	0
	04/2026	THB	25		1	0	0
	04/2026	TWD	1,249		39	0	0
	04/2026		$185	AUD	261	0	(5)
	04/2026		120	CNH	825	0	0
	04/2026		471	GBP	355	0	(1)
	04/2026		5,694	INR	524,820	0	(166)
	06/2026	COP	1,172,666		$302	0	(12)
	06/2026	ILS	591		191	3	0
	06/2026		$90	IDR	1,515,972	0	(1)
	06/2026		535	MXN	9,496	0	(8)
	09/2026		337	COP	1,303,351	5	0
	09/2026		118	MXN	2,111	0	(2)
DUB	04/2026	ILS	2,087		$674	10	0
	04/2026	INR	87,843		933	7	0
	04/2026		$1,840	AUD	2,682	11	0
	04/2026		1,020	INR	96,107	0	(9)
	04/2026		1,277	PLN	4,639	0	(28)
	04/2026		4,067	SGD	5,195	0	(26)
	04/2026		274	THB	8,966	0	(2)
	05/2026	AUD	2,682		$1,839	0	(11)
	05/2026	SGD	5,184		4,067	26	0
	06/2026	THB	8,948		275	2	0
	06/2026	TWD	922		29	0	0
GLM	04/2026	BRL	24,411		4,602	0	(111)
	04/2026	ILS	1,119		360	4	0
	04/2026	INR	2,721		30	1	0
	04/2026		$4,676	BRL	24,411	37	0
	04/2026		108	CNH	745	0	0
	04/2026		37	IDR	618,779	0	0
	04/2026		389	MXN	7,174	11	0
	04/2026		102	PLN	368	0	(3)
	04/2026		155	THB	5,095	0	(1)
	06/2026	BRL	9		$2	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

06/2026	IDR	1,846,733	110	1	0
06/2026	MXN	767	43	1	0
06/2026	THB	5,086	155	0	0
06/2026	$4,160	BRL	22,404	108	0
06/2026	196	IDR	3,316,541	0	(1)
06/2026	49	ILS	152	0	0
06/2026	564	MXN	9,822	0	(19)
07/2026	BRL	476	$89	0	(1)
IND	04/2026	EUR	10,249	12,102	256	0
04/2026	$2,028	DKK	13,181	10	0
05/2026	DKK	13,160	$2,028	0	(10)
JPM	04/2026	CNH	483	70	0	0
04/2026	INR	45,428	483	4	0
04/2026	PLN	1,322	360	5	(1)
04/2026	SGD	5,178	4,109	81	0
04/2026	$845	EUR	720	0	(13)
04/2026	483	INR	45,506	0	(4)
04/2026	1,541	MXN	27,662	4	(3)
04/2026	1,040	ZAR	17,365	0	(15)
04/2026	ZAR	7,256	$427	0	(1)
05/2026	$88	DKK	575	1	0
06/2026	ILS	700	$227	3	0
06/2026	MXN	4,309	240	1	0
MBC	04/2026	AUD	70	49	1	0
04/2026	CHF	96	121	1	0
04/2026	DKK	13,187	2,084	44	0
04/2026	JPY	1,119,068	7,154	106	(4)
04/2026	KRW	562,708	385	17	0
04/2026	NOK	370	38	0	0
04/2026	SEK	1,380	147	1	0
04/2026	THB	8,303	260	8	0
04/2026	$364	AUD	516	0	(8)
04/2026	252	CHF	198	0	(4)
04/2026	417	EUR	361	1	(1)
04/2026	227	GBP	170	0	(2)
04/2026	4,248	JPY	679,116	31	0
04/2026	117	MXN	2,158	3	0
04/2026	135	NOK	1,290	0	(2)
04/2026	5	SGD	6	0	0
05/2026	JPY	639,279	$4,010	0	(30)
05/2026	SGD	6	5	0	0
05/2026	$38	NOK	370	0	0
06/2026	MXN	550	$30	0	0
MYI	04/2026	JPY	9,227	59	1	0
04/2026	PLN	142	40	2	0
SCX	04/2026	JPY	344,464	2,208	38	0
04/2026	NZD	3,026	1,809	70	0
04/2026	THB	772	24	1	0
04/2026	$3,563	CAD	4,933	0	(17)
04/2026	577	INR	52,572	0	(23)
04/2026	140	PLN	506	0	(4)
05/2026	CAD	4,926	$3,563	17	0
06/2026	$332	IDR	5,601,100	0	(3)
SSB	04/2026	AUD	3,552	$2,528	77	0
04/2026	JPY	95,673	614	11	0
08/2026	$343	COP	1,306,695	2	0
UAG	04/2026	PLN	598	$163	1	0
04/2026	$809	PLN	2,922	0	(22)
06/2026	COP	1,353,771	$349	0	(14)
06/2026	ILS	1,498	486	9	0
06/2026	MXN	701	39	0	0
06/2026	$499	MXN	8,716	0	(16)

Total Forward Foreign Currency Contracts	$1,500	$(886)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	1,200	$(1)	$(1)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(29)

Schedule of Investments PIMCO Fixed Income SHares: Series R(Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350%	01/07/2027	12,200	$(111)	$(31)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,200	(111)	(183)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	3,000	(27)	(11)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	3,000	(28)	(38)

$(277)	$(263)

Total Written Options	$(332)	$(293)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,262	$0	$2,262
Industrials	0	2,272	0	2,272
U.S. Government Agencies	0	75,969	0	75,969
U.S. Treasury Obligations	0	223,257	0	223,257
Non-Agency Mortgage-Backed Securities	0	1,228	0	1,228
Asset-Backed Securities
CMBS Other	0	602	0	602
Home Equity Other	0	1,505	0	1,505
Other ABS	0	16,827	0	16,827
Sovereign Issues	0	19,082	0	19,082
Short-Term Instruments
Mutual Funds	0	762	0	762

Total Investments	$0	$343,766	$0	$343,766

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	416	332	0	748
Over the counter	0	1,500	0	1,500

$416	$1,832	$0	$2,248
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(318)	(193)	0	(511)
Over the counter	0	(1,150)	(29)	(1,179)

$(318)	$(1,343)	$(29)	$(1,690)

Total Financial Derivative Instruments	$98	$489	$(29)	$558

Totals	$98	$344,255	$(29)	$344,324

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
AM Bidco Operations LLC TBD% - 8.500% (TSFR3M + 0.000%) due 10/21/2027 «~µ(f)	$154	$128
Calcasieu Heights Senior LP TBD% - 7.250% due 09/24/2026 «~µ	4,787	4,781

Total Loan Participations and Assignments (Cost $4,922)		4,909

CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	200	147

INDUSTRIALS 0.2%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	700	715

Total Corporate Bonds & Notes (Cost $895)		862

MUNICIPAL BONDS & NOTES 80.6%
ALABAMA 4.1%
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	250	250
5.000% due 06/01/2055	800	812
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	2,000	2,159
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 03/01/2055	600	636
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	300	318
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	705	735
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	1,000	1,067
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	1,990	1,897
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,000	1,053
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	800	818
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,500	1,587
5.250% due 03/01/2055	2,000	2,056

		13,388

ALASKA 0.2%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	4,500	484

ARIZONA 0.6%
Arizona Industrial Development Authority Revenue Bonds, Series 2025 6.750% due 12/01/2055	250	254
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	256
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,273

		1,783

ARKANSAS 1.1%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	541

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Arkansas Development Finance Authority Revenue Bonds, Series 2026 4.250% due 09/01/2046	3,000	2,982

		3,523

CALIFORNIA 4.8%
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,055
5.000% due 01/01/2055	75	77
5.000% due 02/01/2055	700	753
5.000% due 11/01/2055	440	449
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	600	606
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	186
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	1,000	183
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	1,000	974
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	809
7.000% due 03/01/2053	250	244
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	2,250	199
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	500	520
California Municipal Finance Authority Revenue Bonds, Series 2025 5.000% due 01/01/2038	500	514
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	258
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	500
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	253
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	200	173
Central Valley Energy Authority, California Revenue Notes, Series 2026 5.000% due 08/01/2034	400	421
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (d)	500	327
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	9,000	902
3.714% due 06/01/2041	2,000	1,586
4.214% due 06/01/2050	100	76
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	294
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	888
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	501
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	300	327
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	2,500	383
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	2,000	357
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	1,800	1,854

		15,669

COLORADO 3.7%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024 5.500% due 12/01/2044	1,000	1,018
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024 6.500% due 12/15/2054	250	246
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	250	250
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	500	500
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	500	479
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	750	609
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	1,000	927
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024 6.125% due 12/15/2054	750	720
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 4.000% due 12/01/2043	1,000	928
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,939	1,981
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	870	895
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	482

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	750	709
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	519
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024 5.750% due 12/01/2054	500	500
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 6.000% due 12/01/2050 (d)	1,000	881
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019 5.000% due 12/01/2049	500	472

		12,116

DISTRICT OF COLUMBIA 1.2%
District of Columbia Income Tax Revenue Bonds, Series 2025 5.250% due 06/01/2050	3,255	3,450
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025 5.250% due 07/15/2055	300	312

		3,762

FLORIDA 8.9%
Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025 6.300% due 07/01/2055	250	258
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.600% due 05/01/2044	615	626
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	405	394
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	300	301
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2055	250	243
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 4.250% due 05/01/2032	390	393
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	250	250
Berry Bay II Community Development District, Florida Special Assessment Notes, Series 2024 4.450% due 05/01/2031	220	221
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 04/01/2047	1,000	1,020
Buckhead Trails II Community Development District, Florida Special Assessment Bonds, Series 2026 5.500% due 05/01/2046	250	250
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021 5.000% due 01/01/2056	250	209
Capital Trust Authority, Florida Revenue Bonds, Series 2025 5.250% due 07/01/2050	1,300	1,254
Charlotte County Industrial Development Authority, Florida Revenue Notes, Series 2025 5.125% due 10/01/2035	685	697
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044	500	493
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	300	292
5.250% due 07/01/2047	400	393
5.250% due 07/01/2053	1,400	1,360
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045	600	609
6.250% due 07/01/2055	200	201
Florida Local Government Finance Commission Revenue Bonds, Series 2025 6.625% due 11/15/2045	335	355
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025 5.000% due 05/01/2036	615	631
GIR East Community Development District, Florida Special Assessment Bonds, Series 2025 5.300% due 05/01/2045	1,000	990
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024 5.700% due 05/01/2044	1,000	1,013
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2055	500	494
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024 5.450% due 05/01/2055	250	243
Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2044	420	422
Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025 5.700% due 06/15/2045	615	637
Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2045	230	231
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2044	425	424
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	580	593
5.550% due 05/01/2054	530	532
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2040	400	428
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2044	840	833
Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025 5.550% due 05/01/2045	250	251

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025 5.250% due 10/01/2055	1,000	1,031
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	440	488
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	975
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	615	615
Newfield Community Development District, Florida Special Assessment Notes, Series 2025 5.000% due 05/01/2035	790	823
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2054	150	141
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024 5.550% due 05/01/2054	250	234
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	150	149
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2028 (c)	475	433
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	460	465
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2055	100	95
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2045	250	248
Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	770	746
Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025 5.000% due 05/01/2035	625	644
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2045	100	103
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	300	294
School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017 4.000% due 03/15/2042	1,000	986
Seagrove Community Development District, Florida Special Assessment Bonds, Series 2024 4.875% due 06/15/2044	250	243
St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	224
4.000% due 12/15/2030	200	198
4.000% due 12/15/2031	210	207
Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025 5.625% due 05/01/2045	350	345
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	490	502
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024 4.000% due 05/01/2034	250	250
Westview South Community Development District, Florida Special Assessment Bonds, Series 2025 6.000% due 05/01/2045	1,000	1,038

		29,018

GEORGIA 1.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (d)	250	226
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	100	102
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	550	587
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	900	945
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	2,575	2,574

		4,434

IDAHO 0.2%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	200	216
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	381	363

		579

ILLINOIS 3.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	500	457
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	1,000	967
5.750% due 12/01/2050	800	801
6.000% due 12/01/2043	1,000	1,058
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2048	1,000	1,016
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2033	500	547

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024 5.000% due 12/01/2049	300	304
Chicago, Illinois General Obligation Bonds, Series 2023 5.500% due 01/01/2039	300	311
Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047	1,975	1,738
5.250% due 05/15/2054	100	82
5.500% due 05/15/2054	400	337
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	440	448
Illinois Sales Tax State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,088
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,035
Illinois State General Obligation Bonds, Series 2024 5.000% due 05/01/2037	1,000	1,075
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	901
Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014 5.375% due 03/01/2034	443	426

		12,591

INDIANA 0.6%
Evansville, Indiana Revenue Bonds, Series 2017 5.450% due 01/01/2038	500	472
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	100	97
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	175	175
6.250% due 07/01/2056	295	281
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	295	282
Mishawaka, Indiana Revenue Bonds, Series 2017 5.375% due 01/01/2038	300	291
Valparaiso, Indiana Revenue Bonds, Series 2021 5.375% due 12/01/2041	245	223
Valparaiso, Indiana Revenue Bonds, Series 2025 6.250% due 10/01/2050	250	248

		2,069

IOWA 0.7%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds,Series 2024 4.650% due 07/01/2043	2,000	2,015
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	211

		2,226

KENTUCKY 0.5%
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 05/01/2036	1,400	1,475

LOUISIANA 0.4%
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 4.750% due 07/01/2065	1,500	1,418

MAINE 0.3%
Finance Authority of Maine Revenue Bonds, Series 2015 5.000% due 08/01/2035	675	705
Finance Authority of Maine Revenue Bonds, Series 2024 4.625% due 12/01/2047	250	258

		963

MARYLAND 0.4%
Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021 4.000% due 08/01/2051	1,000	856
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	300	322

		1,178

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	700	734
5.000% due 06/01/2051	3,000	3,111
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	600	620
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 4.000% due 07/01/2043	1,750	1,583
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 10/01/2048	1,000	938

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2024 5.000% due 07/01/2044	350	353

		7,339

MICHIGAN 0.8%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	497	383
Kalamazoo Economic Development Corp., Michigan Revenue Bonds, Series 2026 6.000% due 08/15/2046	500	509
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	1,500	1,661

		2,553

MINNESOTA 1.2%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2026 6.375% due 06/15/2061	500	493
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,022
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	1,925	2,155
Shakopee, Minnesota Senior Housing Revenue Bonds, Series 2025 5.625% due 11/01/2045	250	253

		3,923

MISSOURI 0.3%
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	992	977

MULTI-STATE 1.6%
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024 4.375% due 04/01/2043	1,000	978
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025 4.869% due 01/25/2043	2,187	2,278
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.139% due 08/25/2040	492	495
4.140% due 01/25/2040	486	482
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.270% due 10/25/2040	493	500
4.326% due 08/25/2041 ~	496	509

		5,242

NEVADA 0.1%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	290	286
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	156

		442

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024 4.150% due 10/20/2040	273	270
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	994	955
3.922% due 01/20/2041 ~	2,000	1,558
5.625% due 06/01/2039	200	200
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2030	280	282

		3,265

NEW JERSEY 0.9%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	1,003
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	995	1,007
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 5.000% due 07/01/2044	750	751
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	200	195

		2,956

NEW MEXICO 0.1%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	469

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

NEW YORK 8.8%
Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	500	413
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 2.650% due 06/15/2044	4,800	4,800
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	200	208
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025 5.000% due 05/01/2051	4,950	5,090
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 02/01/2050	4,025	4,145
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2046	1,000	1,041
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	685	700
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2025 5.000% due 07/01/2036	660	719
New York State Dormitory Authority Revenue Bonds, Series 2026 5.000% due 03/15/2053	700	718
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2049	3,030	3,138
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	1,000	1,025
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	2,000	2,029
New York Transportation Development Corp. Revenue Bonds, Series 2025 6.000% due 06/30/2059	750	787
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024 5.375% due 08/01/2054	1,000	909
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,043
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,000	170
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025 7.500% due 11/01/2055 (f)	500	550

		28,485

OHIO 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	11,300	827
4.000% due 06/01/2048	400	335
5.000% due 06/01/2055	5,400	4,361
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	1,155	1,033
5.500% due 02/15/2057	510	494
Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025 6.625% due 01/01/2045	200	210
Lancaster Port Authority, Ohio Revenue Bonds, Series 2024 5.000% due 02/01/2055	150	158
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	750	680
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	675	740
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045	1,000	992
Ohio Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 01/01/2045	250	252
Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.100% due 01/01/2046	500	506
6.250% due 01/01/2045	400	413
6.300% due 01/01/2045	500	509
6.375% due 01/01/2045	250	260
6.500% due 01/01/2045	200	206
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025 6.500% due 01/01/2045	300	313

		12,289

OREGON 0.2%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2038 (c)	750	438
University of Oregon Revenue Bonds, Series 2020 5.000% due 04/01/2050	200	204

		642

PENNSYLVANIA 3.4%
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	275	243
4.000% due 07/01/2051	800	672
5.000% due 07/01/2040	1,250	1,277

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

5.000% due 07/01/2054	200	196
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	45	46
Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 05/01/2054	400	388
Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019 4.000% due 07/01/2049	500	430
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	150	143
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015 6.000% due 07/01/2045	1,000	1,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 6.000% due 06/30/2061	1,000	1,044
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	1,000	1,088
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	500	509
Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.900% due 06/01/2041	997	1,002
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2049	1,515	1,575
Pennsylvania Turnpike Commission Revenue Bonds, Series 2026 5.000% due 12/01/2051	1,500	1,555

		11,168

PUERTO RICO 3.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2005 0.000% due 05/15/2050 (c)	2,000	399
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	777	521
0.000% due 11/01/2051	4,534	2,620
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,238	1,215
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	735	718
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(a)	1,150	765
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	1,730	609
0.000% due 07/01/2051 (c)	17,345	4,446
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	500	499

		11,792

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,000
5.000% due 06/01/2050	1,250	1,225

		2,225

SOUTH CAROLINA 1.0%
County of Lancaster, South Carolina Special Assessment Revenue Bonds, Series 2025 6.000% due 06/01/2045	500	518
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.625% due 10/01/2050	650	644
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	200	210
5.500% due 12/01/2054	625	661
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	1,200	1,208

		3,241

TENNESSEE 0.3%
Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 01/01/2056	995	1,089

TEXAS 12.0%
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	1,000	961
Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	500	511
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	100	101
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043 ^(a)	73	4
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	250	248
Celina, Texas Special Assessment Bonds, Series 2024 5.500% due 09/01/2054	500	507
City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025 5.750% due 09/15/2045	875	904

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024 5.100% due 09/01/2044	350	352
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.250% due 11/01/2043	1,000	1,069
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	232
Denton Essential Investments Public Facility Corp.
6.125% due 12/31/2055	1,250	1,276
7.095% due 06/01/2059 «~	520	524
7.095% due 06/02/2059 «~	1,620	1,642
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	500	509
Denton, Texas Essential Investments Public Facility Corp. 6.697% due 01/01/2043 «	300	295
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	400	392
Frenship Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	1,000	1,029
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018 5.000% due 10/01/2043	1,000	1,021
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2036	2,150	2,268
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	300	315
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	600	611
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2055	2,000	2,051
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2055	2,000	2,046
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2050	200	204
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	200	201
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	487
Medina County, Texas Special Assessment Bonds, Series 2026 5.450% due 09/01/2046	600	592
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(a)	260	203
4.000% due 07/01/2036 ^(a)	915	872
4.250% due 07/01/2036 ^(a)	920	718
4.750% due 07/01/2051 ^(a)	50	37
5.000% due 07/01/2046 ^(a)	300	286
5.000% due 07/01/2051 ^(a)	100	95
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	500	483
5.000% due 11/01/2060	1,000	955
North Texas Municipal Water District Water System Revenue Bonds, Series 2025 5.000% due 09/01/2044	2,000	2,137
Pilot Point, Texas Special Assessment Bonds, Series 2025 6.125% due 09/15/2045	680	706
Princeton, Texas Special Assessment Bonds, Series 2025 5.375% due 09/01/2045	420	421
Princeton, Texas Special Assessment Notes, Series 2024 4.250% due 09/01/2031	261	264
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	200	204
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 6.875% due 11/15/2055	200	187
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2049	500	513
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.550% due 11/15/2063	5,000	5,000
2.700% due 11/15/2063	1,500	1,500
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.087% (TSFR3M) due 12/15/2026 ~	500	500
Texas Transportation Finance Corp. Revenue Bonds, Series 2025 5.000% due 10/01/2050	3,600	3,717

		39,150

UTAH 1.9%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.000% due 06/01/2040	1,000	1,089
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025 5.000% due 07/15/2035	1,300	1,305
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.500% due 06/15/2039	500	511
6.000% due 06/15/2054	1,000	1,020
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2025 5.500% due 06/01/2050	500	502
Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021 4.000% due 07/01/2051	1,000	864

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	1,000	904

		6,195

VERMONT 0.1%
Vermont Economic Development Authority Revenue Bonds, Series 2022 4.375% due 06/01/2052	250	255

VIRGINIA 0.4%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	335	323
Virginia Small Business Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2039	1,000	1,055

		1,378

WASHINGTON 1.4%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	922
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035	340	376
Washington State General Obligation Bonds, Series 2026 5.000% due 06/01/2050	1,675	1,751
Washington State Housing Finance Commission Revenue Bonds, Series 2024 6.000% due 07/01/2059	500	503
Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.685% due 11/20/2041	199	183
6.000% due 01/01/2046	700	704
7.000% due 07/01/2064	100	103

		4,542

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	1,000	93
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	900	978

		1,071

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	1,000	700
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 0.000% due 01/01/2061 (c)	1,900	151
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.000% due 12/15/2044	290	281
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.250% due 06/15/2045	550	551
5.750% due 12/31/2065	1,250	1,277
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (c)	171	133
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.500% due 07/01/2043	100	91
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 5.875% due 07/01/2055	300	298
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025 6.250% due 11/15/2055	600	590
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2025 5.625% due 07/01/2035	575	605

		4,677

Total Municipal Bonds & Notes (Cost $259,528)		262,041

U.S. GOVERNMENT AGENCIES 1.8%
Federal Home Loan Mortgage Corp.
3.800% due 01/01/2040	979	934
3.850% due 07/01/2039 - 01/01/2040	1,486	1,417
4.250% due 08/01/2038	987	988
4.370% due 03/01/2040	489	492
4.900% due 02/01/2040	492	518
5.210% due 08/01/2040	295	321
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.802% due 04/25/2043 ~	195	168
2.951% due 01/25/2039 ~	700	466
3.198% due 01/25/2043 ~	300	200
4.979% due 01/25/2042 ~	300	243

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.269% due 07/15/2040 •	243	248

Total U.S. Government Agencies (Cost $5,877)		5,995

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Notes
3.375% due 02/29/2028	8,100	8,037
3.500% due 02/28/2031	6,600	6,473
4.125% due 03/31/2031	600	604
4.250% due 02/28/2031	3,200	3,242
4.625% due 04/30/2031	4,100	4,222

Total U.S. Treasury Obligations (Cost $22,588)		22,578

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
AM Bidco Holdings LLC(b)	6	0

Total Common Stocks (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class

3.720% (e)	38,756	39
Total Short-Term Instruments (Cost $39)		39

Total Investments in Securities (Cost $293,849)		296,424

INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III	2,676,906	26,070

Total Short-Term Instruments (Cost $26,069)		26,070

Total Investments in Affiliates (Cost $26,069)		26,070

Total Investments 99.2% (Cost $319,918)		$322,494
Other Assets and Liabilities, net 0.8%		2,628

Net Assets 100.0%		$325,122

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)		Security is not accruing income as of the date of this report.
(b)		Security did not produce income within the last twelve months.
(c)		Zero coupon security.
(d)		Security becomes interest bearing at a future date.
(e)		Coupon represents a 7-Day Yield.
(f)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AM Bidco Operations LLC	0.000%	10/21/2027	04/01/2026	$134	$128	0.04%
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	500	550	0.17

				$634	$678	0.21%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$4,909	$4,909
Corporate Bonds & Notes
Banking & Finance		0	0	147	147
Industrials		0	715	0	715
Municipal Bonds & Notes
Alabama		0	13,388	0	13,388
Alaska		0	484	0	484
Arizona		0	1,783	0	1,783
Arkansas		0	3,523	0	3,523
California		0	15,669	0	15,669
Colorado		0	12,116	0	12,116
District of Columbia		0	3,762	0	3,762
Florida		0	29,018	0	29,018
Georgia		0	4,434	0	4,434
Idaho		0	579	0	579
Illinois		0	12,591	0	12,591
Indiana		0	2,069	0	2,069
Iowa		0	2,226	0	2,226
Kentucky		0	1,475	0	1,475
Louisiana		0	1,418	0	1,418
Maine		0	963	0	963
Maryland		0	1,178	0	1,178
Massachusetts		0	7,339	0	7,339
Michigan		0	2,553	0	2,553
Minnesota		0	3,923	0	3,923
Missouri		0	977	0	977
Multi-State		0	5,242	0	5,242
Nevada		0	442	0	442
New Hampshire		0	3,265	0	3,265
New Jersey		0	2,956	0	2,956
New Mexico		0	469	0	469
New York		0	28,485	0	28,485
Ohio		0	12,289	0	12,289
Oregon		0	642	0	642
Pennsylvania		0	11,168	0	11,168
Puerto Rico		0	11,792	0	11,792
Rhode Island		0	2,225	0	2,225

Schedule of Investments PIMCO Fixed Income SHares: Series TE(Cont.)	March 31, 2026 (Unaudited)

South Carolina	0	3,241	0	3,241
Tennessee	0	1,089	0	1,089
Texas	0	36,689	2,461	39,150
Utah	0	6,195	0	6,195
Vermont	0	255	0	255
Virginia	0	1,378	0	1,378
Washington	0	4,542	0	4,542
West Virginia	0	1,071	0	1,071
Wisconsin	0	4,677	0	4,677
U.S. Government Agencies	0	5,995	0	5,995
U.S. Treasury Obligations	0	22,578	0	22,578
Short-Term Instruments
Mutual Funds	0	39	0	39

$0	$288,907	$7,517	$296,424
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,070	$0	$0	$26,070

Total Investments	$26,070	$288,907	$7,517	$322,494

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,279	$3	$(2,365)	$3	$(1)	$(10)	$0	$0	$4,909	$(10)
Corporate Bonds & Notes
Banking & Finance	147	0	3	0	0	(3)	0	0	147	(2)
Municipal Bonds & Notes(2)
Texas	2,467	0	0	0	0	(6)	0	0	2,461	(6)

Totals	$9,893	$3	$(2,362)	$3	$(1)	$(19)	$0	$0	$7,517	$(18)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$128	Comparable Companies	Revenue Multiple	X	1.800	1.800
4,781	Discounted Cash Flow	Discount Rate	7.590	7.590
Corporate Bonds & Notes
Banking & Finance	147	Discounted Cash Flow	Discount Rate	24.718	24.718
Municipal Bonds & Notes
Texas	2,461	Discounted Cash Flow	Discount Rate	6.640 - 8.400	7.062

Total	$7,517

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Loan Participations and Assignments to Municipal Bonds & Notes since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements(Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels ofa Portfolio'sassets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps

Notes to Financial Statements(Cont.)

and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by theAct, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios' transactions in and earnings from these affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series LD	$2,246	$24	$0	$0	$0	$2,270	$23	$0

Investments in PIMCO Short-Asset Portfolio

Portfolio Name	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$38,820	$203,833	$(106,500)	$(5)	$(18)	$136,130	$726	$0
PIMCO Fixed Income SHares: Series LD	903	24,006	(24,090)	0	0	819	7	0
PIMCO Fixed Income SHares: Series M	25,960	239,736	(107,501)	(17)	(11)	158,167	825	0
PIMCO Fixed Income SHares: Series TE	14,777	79,504	(68,201)	(7)	(3)	26,070	304	0

Notes to Financial Statements(Cont.)

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
ICE	IntercontinentalExchange®	LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIA	Sterling Overnight Interbank Average Rate
Brent	Brent Crude	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	TSFR1M	Term SOFR 1-Month

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap